John Hancock(R) LOGO
--------------------
 JOHN HANCOCK FUNDS

John Hancock Active Bond Fund
John Hancock Independence Balanced Fund
John Hancock International Equity Fund
John Hancock Medium Capitalization Growth Fund
John Hancock Small Cap Equity Fund Y

April 15, 2002

Dear Fellow Shareholder:

I am writing to ask for your vote on important matters concerning your investment in certain funds within the John Hancock Institutional Series Trust.


You may be aware that in addition to the institutional series of mutual funds, John Hancock offers a series of retail mutual funds that have the same investment process and style as the institutional funds. Your fund's trustees are proposing the merger of certain funds within the John Hancock Institutional Series Trust into similar retail John Hancock funds. As a result of the merger of your fund(s), you will receive Class I shares of the similar retail fund(s). (Class I shares have the same institutional expense structure as your current fund(s), and are not subject to sales charges or 12b-1 distribution fees.) The fund merger proposals have been unanimously approved by each fund's board of trustees, who believe the mergers will benefit you through increased diversification and economies of scale. These mergers will allow your investment(s) to be part of a larger investment pool while maintaining its low institutional expense structure.


The proposed mergers are detailed in the enclosed proxy statement and summarized in the questions and answers on the following page. I suggest you read both thoroughly before voting.


Your Vote Makes a Difference!
No matter what size your investment may be, your vote is critical. I urge you to review the enclosed materials and to complete, sign and return the enclosed proxy ballot to us immediately. Your prompt response will help avoid the need for additional mailings at your fund's expense. For your convenience you may vote:

o By mail -- a postage paid envelope is enclosed

o By phone -- 1-800-597-7836


o By Internet -- www.jhancock.com/funds/vote.html
     -Click on the proxy-voting link


If you have any questions or need additional information, please contact your investment professional or call your customer service representative at 1-800-755-4371, Monday through Friday between 8:00 a.m. and 5:30 p.m. Eastern Time. I thank you for your prompt vote on this matter.


                                        Sincerely,

                                        /s/ Maureen R. Ford

                                        Maureen R. Ford
                                        Chairman and Chief Executive Officer

K00PX 4/02
PPD-PS-02

Q: What are the changes being proposed?


A: Generally, these proposals focus on merging the institutional funds into Class I shares of similar John Hancock funds. Since the Class I shares are part of a larger mutual fund portfolio, each Acquiring Fund has significantly larger assets and may offer a greater opportunity for future growth.


Specifically, the trustees of your fund(s) are proposing the following mergers:

                Acquired Fund                          Acquiring Fund
--------------------------------------------------------------------------------
Proposal 1      Active Bond Fund                       Bond Fund
--------------------------------------------------------------------------------
Proposal 2      Independence Balanced Fund             Balanced Fund
--------------------------------------------------------------------------------
Proposal 3      International Equity Fund              International Fund
--------------------------------------------------------------------------------
Proposal 4      Medium Capitalization Growth Fund      Mid Cap Growth Fund
--------------------------------------------------------------------------------
Proposal 5      Small Cap Equity Fund Y                Small Cap Equity Fund
--------------------------------------------------------------------------------


Q: What are the benefits of merging the institutional funds into Class I shares of similar John Hancock funds?

A: Your trustees firmly believe these mergers will eliminate the duplication of the legal, administrative and portfolio management responsibilities associated with managing different mutual funds with the same investment style and process. In addition, your investments will benefit from being part of a larger pool of assets, providing increased diversification and economies of scale.


Q: Will this change affect the number of shares I currently have? Will there be any tax implications?


A: While the market value of your shares will remain the same, the number of shares you own in the Acquiring Fund will differ from those in the Acquired Fund. No Form 1099R will be generated for federal income taxes purposes.


Q: Will my contact information and service team change?

A: No. You will still be serviced through a dedicated Institutional Service team within John Hancock Signature Services, the funds' transfer agent. Your client relationship contact at John Hancock Funds, LLC will also remain the same.

Q: How do I vote?


A: In order to facilitate the proxy voting process you may vote using one of three methods.


o By mail -- a postage paid envelope in enclosed

o By phone -- 1-800-597-7836


o By Internet -- www.jhancock.com/funds/vote.html


Q: Does my vote make a difference?

A: Whether you are a large or small investor, your vote is important, and we urge you to participate in this process. The board of trustees of your fund(s) voted unanimously to recommend these changes, and your approval is needed to implement the changes.

John Hancock Active Bond Fund
John Hancock Independence Balanced Fund
John Hancock International Equity Fund
John Hancock Medium Capitalization Growth Fund
John Hancock Small Cap Equity Fund Y
(each a "fund," and each a series of John Hancock Institutional Series Trust) 101 Huntington Avenue, Boston, Massachusetts 02199

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
Scheduled for May 29, 2002

This is the formal agenda for each fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the Shareholders of each fund:

A joint shareholder meeting for your fund(s) will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, May 29, 2002 at 9:00 a.m., Eastern Time, to consider the following:


1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Active Bond Fund ("your fund" or "Active Bond Fund") and John Hancock Bond Fund ("Bond Fund"). Under this Agreement, your fund would transfer all of its assets to Bond Fund in exchange for Class I shares of Bond Fund. These shares would be distributed proportionately to you and the other shareholders of Active Bond Fund. Bond Fund would also assume Active Bond Fund's liabilities. Active Bond Fund's board of trustees recommends that you vote FOR this proposal.

2. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Independence Balanced Fund ("your fund" or "Independence Balanced Fund") and John Hancock Balanced Fund ("Balanced Fund"). Under this Agreement, your fund would transfer all of its assets to Balanced Fund in exchange for Class I shares of Balanced Fund. These shares would be distributed proportionately to you and the other shareholders of Independence Balanced Fund. Balanced Fund would also assume Independence Balanced Fund's liabilities. Independence Balanced Fund's board of trustees recommends that you vote FOR this proposal.

3. A proposal to approve an Agreement and Plan of Reorganization between John Hancock International Equity Fund ("your fund" or "International Equity Fund") and John Hancock International Fund ("International Fund"). Under this Agreement, your fund would transfer all of its assets to International Fund in exchange for Class I shares of International Fund. These shares would be distributed proportionately to you and the other shareholders of International Equity Fund. International Fund would also assume International Equity Fund's liabilities. International Equity Fund's board of trustees recommends that you vote FOR this proposal.

4. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Medium Capitalization Growth Fund ("your fund" or "Medium Capitalization Growth Fund") and John Hancock Mid Cap Growth Fund ("Mid Cap Growth Fund"). Under this Agreement, your fund would transfer all of its assets to Mid Cap Growth Fund in exchange for Class I shares of Mid Cap Growth Fund. These shares would be distributed proportionately to you and the other shareholders of Medium Capitalization Growth Fund. Mid Cap Growth Fund would also assume Medium Capitalization Growth Fund's liabilities. Medium Capitalization Growth Fund's board of trustees recommends that you vote FOR this proposal.

5. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Small Cap Equity Fund Y ("your fund" or "Small Cap Equity Fund Y") and John Hancock Small Cap Equity Fund ("Small Cap Equity

      Fund"). Under this Agreement, your fund would transfer all of its assets to Small Cap Equity Fund in exchange for Class I shares of Small Cap Equity Fund. These shares would be distributed proportionately to you and the other shareholders of Small Cap Equity Fund Y. Small Cap Equity Fund would also assume Small Cap Equity Fund Y's liabilities. Small Cap Equity Fund Y's board of trustees recommends that you vote FOR this proposal.


6.    Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on March 15, 2002 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, your fund will incur the cost of extra solicitations, which is indirectly borne by shareholders.

                                        By order of the board of trustees,


                                        Susan S. Newton
                                        Secretary

April 15, 2002
K00PX 4/02

Proxy Statement of:
John Hancock Active Bond Fund
John Hancock Independence Balanced Fund
John Hancock International Equity Fund
John Hancock Medium Capitalization Growth Fund
John Hancock Small Cap Equity Fund Y
(each an "Acquired Fund" or "your fund" and each a series of John Hancock Institutional Series Trust)

101 Huntington Avenue
Boston, MA 02199

Prospectus for:
John Hancock Bond Fund (a series of John Hancock Sovereign Bond Fund)
John Hancock Balanced Fund (a series of John Hancock Investment Trust)
John Hancock International Fund (a series of John Hancock Investment Trust III) John Hancock Mid Cap Growth Fund (a series of John Hancock Investment Trust III) John Hancock Small Cap Equity Fund (a series of John Hancock Investment Trust
  II)
(each an "Acquiring Fund" and together the "Acquiring Funds")

101 Huntington Avenue
Boston, MA 02199

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganizations. Please read it carefully and retain it for future reference.

How Each Reorganization Will Work

                Acquired Fund                          Acquiring Fund              Shareholders Entitled to Vote
--------------------------------------------------------------------------------------------------------------------
Proposal 1      Active Bond Fund                       Bond Fund                   Active Bond Fund shareholders
--------------------------------------------------------------------------------------------------------------------
Proposal 2      Independence Balanced Fund             Balanced Fund               Independence Balanced Fund
                                                                                   shareholders
--------------------------------------------------------------------------------------------------------------------
Proposal 3      International Equity Fund              International Fund          International Equity Fund
                                                                                   shareholders
--------------------------------------------------------------------------------------------------------------------
Proposal 4      Medium Capitalization Growth Fund      Mid Cap Growth Fund         Medium Capitalization Growth Fund
                                                                                   shareholders
--------------------------------------------------------------------------------------------------------------------
Proposal 5      Small Cap Equity Fund Y                Small Cap Equity Fund       Small Cap Equity Fund Y
                                                                                   shareholders
--------------------------------------------------------------------------------------------------------------------

o Each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund. Each Acquiring Fund will assume the corresponding Acquired Fund's liabilities.

o Each Acquiring Fund will issue Class I shares to the corresponding Acquired Fund in an amount equal to the value of the Acquired Fund's shares. These shares will be distributed to Acquired Fund shareholders in proportion to their holdings on the reorganization date.

o Each Acquired Fund will be liquidated and fund shareholders will become shareholders of the corresponding Acquiring Fund.

o For federal income tax purposes, each reorganization will not result in gain or loss to shareholders.

Shares of the Acquiring Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Funds have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Each Acquired Fund's Trustees are Recommending the Reorganizations
The Acquired Funds' trustees believe that reorganizing each fund into a larger fund with similar investment policies will enable the shareholders of the funds to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that may contribute to a lower expense ratio. Therefore, the trustees recommend that Acquired Fund shareholders vote FOR the reorganizations.

Where to Get More Information
--------------------------------------------------------------------------------------------------------------------------
Prospectuses for the Acquiring Funds dated             In the same envelope as this proxy statement and prospectus.
March 1, 2002.                                         Incorporated by reference into this proxy statement and prospectus.
------------------------------------------------------

The Acquiring Funds' annual reports and Bond
Fund's semiannual report to shareholders.
--------------------------------------------------------------------------------------------------------------------------
Prospectuses for the Acquired Funds dated              On file with the Securities and Exchange Commission ("SEC") and
July 2, 2001, as supplemented. The Acquired            available at no charge by calling 1-888-972-8696. Incorporated
Funds' annual and semiannual reports to                by reference into this proxy statement and prospectus.
shareholders.

------------------------------------------------------
A statement of additional information dated
April 15, 2002. It contains additional information
about the Acquired Funds and the Acquiring Fund.
--------------------------------------------------------------------------------------------------------------------------

The date of this proxy statement and prospectus is April 15, 2002.

TABLE OF CONTENTS                                                           Page

Introduction                                                                   9

PROPOSAL 1 -- Active Bond Fund                                                 9
  Summary                                                                      9
  Investment risks                                                            14
  Proposal to approve the Agreement and Plan of Reorganization                15

PROPOSAL 2 -- Independence Balanced Fund                                      17
  Summary                                                                     17
  Investment risks                                                            22
  Proposal to approve the Agreement and Plan of Reorganization                23

PROPOSAL 3 -- International Equity Fund                                       25
  Summary                                                                     25
  Investment risks                                                            30
  Proposal to approve the Agreement and Plan of Reorganization                31

PROPOSAL 4 -- Medium Capitalization Growth Fund                               32
  Summary                                                                     32
  Investment risks                                                            37
  Proposal to approve the Agreement and Plan of Reorganization                38

PROPOSAL 5 -- Small Cap Equity Fund Y                                         40
  Summary                                                                     40
  Investment risks                                                            44
  Proposal to approve the Agreement and Plan of Reorganization                45

Further information on each reorganization                                    47

Capitalization                                                                48

Additional information about the funds' businesses                            50

Boards' evaluation and recommendation                                         50

Voting rights and required vote                                               50

Information concerning the meeting                                            51

Ownership of shares of the funds                                              53

Experts                                                                       58

Available information                                                         58

EXHIBIT A -- Form of Agreement and Plan of Reorganization                    A-1

INTRODUCTION

This proxy statement and prospectus is being used by the Acquired Funds' boards of trustees to solicit proxies to be voted at a special meeting of each Acquired Fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, May 29, 2002 at 9:00 a.m., Eastern Time. The purpose of the meeting is to consider proposals to approve Agreements and Plans of Reorganization providing for the reorganization of the Acquired Funds into the Acquiring Funds. This proxy statement and prospectus is being mailed to your fund's shareholders on or about April 15, 2002.


For each proposal, this proxy statement and prospectus includes information that is specific to that proposal, including a summary of more complete information appearing later in the proxy statement. The information beginning on page 47 is relevant to all proposals. Please read carefully the sections of the proxy statement related specifically to your fund(s), as well as the information relevant to all proposals, Exhibit A and the enclosed documents.


Who is Eligible to Vote?
Shareholders of record on March 15, 2002 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN ACTIVE BOND FUND AND BOND FUND

A proposal to approve an Agreement and Plan of Reorganization between Active Bond Fund and Bond Fund. Under this Agreement, Active Bond Fund would transfer all of its assets to Bond Fund in exchange for Class I shares of Bond Fund. These shares would be distributed proportionately to the shareholders of Active Bond Fund. Bond Fund would also assume Active Bond Fund's liabilities. Active Bond Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of Active Bond Fund to Bond Fund

--------------------------------------------------------------------------------------------------------------------------------
                                         Active Bond Fund                                          Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
Business                  The fund is a diversified series of John Hancock          The fund is a diversified series of John
                          Institutional Series Trust. The trust is an open-         Hancock Sovereign Bond Fund (the "Trust").
                          end investment company organized as a                     The trust is an open-end investment company
                          Massachusetts business trust.                             organized as a Massachusetts business trust.
--------------------------------------------------------------------------------------------------------------------------------
Net assets as of          $9.1 million                                              $1,433.5 million
December 31,
2001
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                        Active Bond Fund                                             Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment                  Investment Adviser:                                     Investment Adviser:
adviser and                 John Hancock Advisers, LLC                              John Hancock Advisers, LLC
portfolio
managers                    Portfolio managers:                                     Portfolio managers:
                            James K. Ho, CFA                                        James K. Ho, CFA
                            -Executive vice president of adviser                    -Executive vice president of adviser
                            -Joined fund team in 1995                               -Joined fund team in 1988
                            -Joined adviser in 1985                                 -Joined adviser in 1985
                            -Began business career in 1977                          -Began business career in 1977

                            Benjamin A. Matthews                                    Benjamin A. Matthews
                            -Vice president of adviser                              -Vice president of adviser
                            -Joined fund team in 1995                               -Joined fund team in 1995
                            -Joined adviser in 1995                                 -Joined adviser in 1995
                            -Began business career in 1970                          -Began business career in 1970
------------------------------------------------------------------------------------------------------------------------------------

Investment                  The fund seeks a high rate of total return con-         The fund seeks to generate a high level of
objective                   sistent with prudent investment risk. This              current income consistent with prudent
                            objective can be changed without shareholder            investment risk. This objective may not be
                            approval.                                               changed without shareholder approval.

------------------------------------------------------------------------------------------------------------------------------------
Primary                     The fund normally invests at least 80% of assets        The fund normally invests at least 80% of its
investments                 in a diversified portfolio of investment-grade          assets in a diversified portfolio of bonds and
                            debt securities. These include corporate bonds          other debt securities. These include corporate
                            and debentures as well as U.S. government and           bonds and debentures as well as U.S.
                            agency securities.                                      government and agency securities. Most of these
                                                                                    securities are investment grade.
------------------------------------------------------------------------------------------------------------------------------------
Junk bonds                  The fund may invest up to 20% of assets in              The fund may invest up to 25% of assets in
                            junk bonds rated as low as CC/Ca and                    their junk bonds rated as low as CC/Ca and
                            their unrated equivalents.                              unrated equivalents.
------------------------------------------------------------------------------------------------------------------------------------
Foreign                     The fund may invest up to 25% of total assets in        The fund may invest up to 25% of total assets
securities                  U.S. dollar (excluding U.S. dollar-denominated          in U.S. dollar-denominated foreign securities
                            Canadian securities) and foreign currency               (excluding U.S. dollar-denominated Canadian
                            denominated securities of foreign issuers.              securities).
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed             Each fund invests in mortgage-backed and asset-backed securities.
and asset-backed
securities
------------------------------------------------------------------------------------------------------------------------------------
Cash and cash               Under normal conditions, each fund does not invest more than 10% of assets in cash or
equivalents                 cash equivalents.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         Active Bond Fund                                          Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Average                   There is no limit on either fund's average maturity.
maturity
------------------------------------------------------------------------------------------------------------------------------------
Diversification           The fund is diversified and, with respect to              The fund is diversified and cannot invest more
                          75% of total assets, cannot invest more than 5%           than 5% of total assets in securities of a
                          of total assets in securities of a single issuer.         single issuer.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives               The funds may invest in certain derivatives (investments whose value is based on indexes, securities or currencies).
------------------------------------------------------------------------------------------------------------------------------------
Temporary                 In abnormal market conditions, the fund may               In abnormal circumstances, the fund may
defensive                 temporarily invest in investment-grade short-             invest extensively in investment-grade short-
positions                 term securities. In these and other cases, the            term securities. In these and other cases, the
                          fund might not achieve its goal.                          fund might not achieve its investment goal.
------------------------------------------------------------------------------------------------------------------------------------


In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Bond Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Bond Fund is commensurate with the amount of risk involved in the authorized investments of your fund. The investment policies and risks of the two funds are similar but not identical. In that regard, you should note that Bond Fund may invest a higher percentage of its assets in below-investment-grade securities. On the other hand, your fund may invest in foreign securities that are denominated in foreign currencies and, with respect to 25% of total assets, can invest more than 5% of its assets in securities of individual issuers.


SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                           Active Bond Fund                                         Bond Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Sales charge                Shares are offered with no sales charge.
------------------------------------------------------------------------------------------------------------------------------------


Distribution                Shares are not subject to a 12b-1 distribution and service fee.
and service
(12b-1) fee


------------------------------------------------------------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                   Both Active Bond Fund and Bond Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Buying shares           Investors may buy shares at their public offering price through a financial representative or the funds'
                        transfer agent, John Hancock Signature Services, Inc. After March 15, 2002, investors will not be allowed to open new accounts in Active Bond Fund but can add to existing accounts.
------------------------------------------------------------------------------------------------------------------------------------
Minimum                 $10,000. No minimum investment for retirement plans with at least 350 eligible employees.
initial
investment
------------------------------------------------------------------------------------------------------------------------------------
Exchanging              Shareholders may exchange their shares for Class I shares of other
shares                  John Hancock funds, or for shares of any John Hancock institutional fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                    Both Active Bond Fund and Bond Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Selling shares          Shareholders may sell their shares by submitting a proper written or telephone request to John Hancock
                        Signature Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Net asset value         All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV)
                        per share of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock
                        Exchange, which is normally 4:00 P .M. Eastern Time.
------------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended November 30, 2001, adjusted to reflect any changes. Bond Fund's Class I shares began on September 4, 2001 and expenses were projected as if Class I had been in existence for the entire year. Future expenses may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses

The following expense table shows the pro forma expenses of Bond Fund for the year ended November 30, 2001 assuming that a reorganization with Active Bond Fund had occurred December 1, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended November 30, 2001, adjusted to reflect any changes. Bond Fund's Class I shares began on September 4, 2001 and expenses were projected as if Class I had been in existence for the entire year. Bond Fund's actual expenses after the reorganization may be greater or less than those shown.

The example contained in the pro forma expense table shows what you would have paid on a $10,000 investment if the reorganization had occurred on December 1, 2000. The example assumes that you had reinvested all dividends and that the average annual return was 5%. The pro forma example is for comparative purposes only and is not a representation of Bond Fund's actual expenses or returns, either past or future.

                                                                                                Bond Fund
                                                                                                 Class I
                                                                                                (PRO FORMA
                                                                                               for the year
                                                                                              ended 11/30/01)
                                                Active                                          (Assuming
Shareholder                                      Bond                    Bond Fund          reorganization with
transaction expenses                             Fund                     Class I            Active Bond Fund)
---------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
  purchases (as a % of purchase price)            none                      none                    none
Maximum sales charge imposed on reinvested
  dividends                                       none                      none                    none
Maximum deferred sales charge (load) as a
  % of purchase or sale price, whichever
  is less                                         none                      none                    none
Redemption fee                                    none                      none                    none
Exchange fee                                      none                      none                    none

Annual fund operating expenses
(as a % of average net assets)
---------------------------------------------------------------------------------------------------------------
Management fee                                    0.50%                     0.50%                   0.50%
Distribution and service (12b-1) fee              none                      none                    none
Other expenses                                    1.05%                     0.11%                   0.11%
Total fund operating expenses                     1.55%                     0.61%                   0.61%
Expense reduction(1)                              0.95%                     none                    none
Net fund operating expenses                       0.60%                     0.61%                   0.61%

Expenses
---------------------------------------------------------------------------------------------------------------
Year 1                                         $    61                   $    62                 $    62
Year 3                                         $   502                   $   195                 $   195
Year 5                                         $   970                   $   340                 $   340
Year 10                                        $ 2,264                   $   762                 $   762

(1) The adviser has agreed to limit Active Bond Fund's total operating expenses to 0.60% of the fund's average daily net assets at least until June 30, 2002.

The Reorganization

o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002, but may occur on any later date before December 31, 2002. Active Bond Fund will transfer all of its assets to Bond Fund. Bond Fund will assume Active Bond Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

o Bond Fund will issue to Active Bond Fund Class I shares in an amount equal to the net assets attributable to Active Bond Fund's shares. These shares will immediately be distributed to Active Bond Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of Active Bond Fund will end up as Class I shareholders of Bond Fund.

o     After the shares are issued, Active Bond Fund will be terminated.


o The reorganization will not result in gain or loss to shareholders for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the material federal income tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.


The following diagram shows how the reorganization would be carried out.


------------------------      Active Bond Fund        --------------------------
    Active Bond Fund             assets and           Bond Fund receives assets
  transfers assets and           liabilities          and assumes liabilities of
liabilities to Bond Fund ------[right arrow]--------       Active Bond Fund
------------------------                             --------------------------

    ----------------                                     ----------------
    Active Bond Fund                                     Bond Fund issues
      shareholders                                        Class I Shares
    ----------------                                     ----------------
          |                                                      |
          ------------------------[left arrow]--------------------
       Active Bond Fund receives Bond Fund Class I shares and distributes them to Active Bond Fund Shareholders.

Other Consequences of the Reorganization
Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

--------------------------------------------------------------------------------
Fund Asset Breakpoints                                          Active Bond Fund
--------------------------------------------------------------------------------
First $1.5 billion                                                    0.50%
--------------------------------------------------------------------------------
Amount over $1.5 billion                                              0.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Asset Breakpoints                                              Bond Fund
--------------------------------------------------------------------------------
First $1.5 billion                                                    0.50%
--------------------------------------------------------------------------------
Next $500 million                                                     0.45%
--------------------------------------------------------------------------------
Next $500 million                                                     0.40%
--------------------------------------------------------------------------------
Amount over $2.5 billion                                              0.35%
--------------------------------------------------------------------------------

Bond Fund's management fee rate of 0.50% and its pro forma management fee rate of 0.50% are the same as Active Bond Fund's management fee rate of 0.50%. Bond Fund's other expenses of 0.11% and its pro forma other expenses of 0.11% are lower than your fund's other expenses of 1.05%. Bond Fund's current annual expense ratio (equal to 0.61% of average net assets) and its pro forma expense ratio (equal to 0.61% of average net assets) are both slightly higher than Active Bond Fund's expense ratio (equal to 0.60% of average net assets) after the expense reduction. However, Active Bond Fund's expense ratio before the expense reduction is 1.55% and there is no guarantee that the expense reduction will be extended beyond June 30, 2002.

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------------------------------
                                             Active Bond Fund                                         Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk          When interest rates rise, bond prices usually fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.
------------------------------------------------------------------------------------------------------------------------------------
Prepayment (call)           If interest rate movements cause the fund's mortgage-related and callable securities to be paid
and extension               off earlier or later than expected, the fund's share price or yield could be hurt.
risks
------------------------------------------------------------------------------------------------------------------------------------
Credit risk                 The fund could lose money if the credit rating of any bond in its portfolio is downgraded or if the issuer of the bond defaults on its obligations. In general, lower-rated bonds involve more credit risk.
                            The prices of lower-rated bonds may also be more volatile and more sensitive to adverse economic developments.
------------------------------------------------------------------------------------------------------------------------------------
Sector                      If the fund concentrates in certain sectors of the bond market, its performance could be worse
concentration risk          than that of the overall bond market.
------------------------------------------------------------------------------------------------------------------------------------
Manager risk                The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          Active Bond Fund                                           Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Foreign                    Foreign investments involve additional risks, including potentially inaccurate financial infor-
securities risk            mation and social or political instability. The prices of foreign bonds may also be more volatile and more sensitive to adverse economic developments occurring outside the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Foreign                    Unfavorable foreign currency exchange                    Not applicable because the fund invests only in
currency risk              rates could reduce the value of bonds                    U.S. dollar-denominated bonds.
                           denominated in foreign currencies.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives risk           Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity and              In a down or unstable market, the fund's investments could become harder to value accurately
valuation risks            or to sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
Turnover risk              In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION


Description of Reorganization
You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:


o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002 but may occur on any later date before December 31, 2002. Active Bond Fund will transfer all of its assets to Bond Fund and Bond Fund will assume all of Active Bond Fund's liabilities. This will result in the addition of Active Bond Fund's assets to Bond Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

o Bond Fund will issue to Active Bond Fund Class I shares in an amount equal to the net assets attributable to Active Bond Fund's shares. As part of the liquidation of Active Bond Fund, these shares will immediately be distributed to shareholders of record of Active Bond Fund in proportion to their holdings on the reorganization date. As a result, shareholders of Active Bond Fund will end up as Class I shareholders of Bond Fund.

o After the shares are issued, the existence of Active Bond Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees of Active Bond Fund believes that the proposed reorganization will be advantageous to the shareholders of Active Bond Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that Active Bond Fund does not have sufficient assets to justify maintaining this fund as a separate investment portfolio (i.e. this fund had $9.1 million in assets as of December 31, 2001). Active Bond Fund, which has been in existence for approximately seven years, has not grown in asset size and in light of the history of the fund, there is no foreseeable potential for future growth. The investment adviser has subsidized Active Bond Fund by absorbing expenses since the inception of the fund. Without these subsidies, Active Bond Fund would have had a substantially higher expense ratio and lower performance.

Second, that shareholders may be better served by a fund offering greater diversification. Bond Fund has a larger asset size than your fund and invests in the same types of securities. Combining the funds' assets into a single investment portfolio will afford greater diversification, making investors less vulnerable to weakness in any single sector of the bond market.

Third, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce Bond Fund's expense ratio over time because of economies of scale if the funds are combined.

The board of trustees of Bond Fund considered that the reorganization presents an excellent opportunity for Bond Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Bond Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.


Comparative Fees and Expense Ratios As discussed above, the advisory fee rates paid by Active Bond Fund are the same as the rates paid by Bond Fund. However, without giving effect to the expense reduction, your fund's current annual expense ratio is higher than Bond Fund's current and pro forma annual expense ratios.


Bond Fund's management fee rate of 0.50% and pro forma management fee rate of 0.50% are the same as Active Bond Fund's management fee rate of 0.50%. Bond Fund's other expenses of 0.11% and its pro forma other expenses of 0.11%, are lower than Active Bond Fund's other expenses of 1.05%. Bond Fund's current annual expense ratio (0.61% of average net assets) and pro forma expense ratio (0.61% of average net assets) are both slightly higher than Active Bond Fund's current expense ratio (0.60% of average net assets) after the expense reduction. However, Active Bond Fund's expense ratio before the expense reduction is 1.55% and there is no guarantee that the expense reduction will be extended beyond June 30, 2002.


Comparative Performance The trustees also considered details of the relative performance of Active Bond Fund and Bond Fund as of December 31, 2001, and determined which fund should be the surviving fund based in part on each fund's past performance record.

PROPOSAL 2
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN INDEPENDENCE BALANCED FUND AND BALANCED FUND

A proposal to approve an Agreement and Plan of Reorganization between Independence Balanced Fund and Balanced Fund. Under this Agreement, Independence Balanced Fund would transfer all of its assets to Balanced Fund in exchange for Class I shares of Balanced Fund. These shares would be distributed proportionately to the shareholders of Independence Balanced Fund. Balanced Fund would also assume Independence Balanced Fund's liabilities. Independence Balanced Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of Independence Balanced Fund to Balanced Fund

------------------------------------------------------------------------------------------------------------------------------------
                          Independence Balanced Fund                                Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Business                  A diversified series of John Hancock                      A diversified series of John Hancock
                          Institutional Series Trust. The Trust is an open-         Investment Trust. The Trust is an open-end
                          end investment management company                         investment management company organized
                          organized as a Massachusetts business trust.              as a Massachusetts business trust.
------------------------------------------------------------------------------------------------------------------------------------
Net assets as of          $16.9 million                                             $184.4 million
December 31,
2001
------------------------------------------------------------------------------------------------------------------------------------
Investment                Investment Adviser:                                       Investment Adviser:
adviser,                  John Hancock Advisers, LLC                                John Hancock Advisers, LLC
subadviser and
portfolio                 Subadviser:                                               Portfolio managers:
managers                  Independence Investment LLC                               John F. Snyder, III
                          -A subsidiary of John Hancock Financial                   -Executive vice president of adviser
                           Services, Inc.                                           -Joined fund team in 1994
                          -Founded in 1982                                          -Joined adviser in 1991
                          -Supervised by the adviser                                -Began business career in 1971

                          Portfolio managers:                                       Barry H. Evans, CFA
                          Team responsible for day-to-day investment                -Senior vice president of adviser
                          management                                                -Joined fund team in 1996
                                                                                    -Joined adviser in 1986
                                                                                    -Began business career in 1986

                                                                                    Peter M. Schofield, CFA
                                                                                    -Vice president of adviser
                                                                                    -Joined fund team in 1996
                                                                                    -Joined adviser in 1996
                                                                                    -Began business career in 1984
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                  Independence Balanced Fund                                        Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment                The fund seeks above-average total return                 The fund seeks current income, long-term
objective                 through capital appreciation and income. This             growth of capital and income and preservation
                          objective can be changed without shareholder              of capital. This objective can be changed
                          approval.                                                 without shareholder approval.
------------------------------------------------------------------------------------------------------------------------------------
Primary                   The fund invests in a diversified portfolio of            The fund allocates its investments among a
investments               investment-grade bonds and primarily large-               diversified mix of debt and equity securities.
                          capitalization stocks. The bond portfolio's risk          The fund normally invests at least 25% of
                          profile is substantially similar to that of the           assets in equity securities and at least 25% of
                          Lehman Brothers Aggregate Bond Index and the              assets in senior debt securities.
                          stock portfolio's risk profile is substantially simi-
                          lar to that of the Standard & Poor's 500 Index.           At least 80% of the fund's common stock
                                                                                    investments are "dividend performers." These
                          The fund invests at least 25% of assets in senior         are companies that have typically increased
                          debt securities and, in normal market condi-              their dividend payments over time, or which
                          tions, at least 25% of assets in stocks. The              the managers believe demonstrate the potential
                          managers adjust the fund's asset mix according            for above-average stability of growth of
                          to changing market and economic conditions.               earnings and dividends. Historically, these
                          In normal market conditions, the fund is                  companies have tended to have large or
                          almost entirely invested in stocks and bonds.             medium market capitalizations.

                                                                                    The fund's investments in bonds of any
                                                                                    maturity are primarily investment grade (rated
                                                                                    BBB/Baa or above and their unrated
                                                                                    equivalents).
------------------------------------------------------------------------------------------------------------------------------------
Junk bonds                The fund does not invest in junk bonds (bonds             The fund may invest up to 20% of assets in rated
                          below BBB/Baa and their unrated equiva-                   junk bonds rated as low as C and their
                          lents).                                                   unrated equivalents.
------------------------------------------------------------------------------------------------------------------------------------
Foreign                   The fund may invest in U.S. dollar-                       The fund may invest up to 35% of assets in
securities                denominated foreign securities.                           U.S. dollar and foreign currency denominated
                                                                                    securities of foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed           Each fund may invest in mortgage-backed and asset-backed securities.
and asset-backed
securities
------------------------------------------------------------------------------------------------------------------------------------
Diversification           Each fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives               The fund is not authorized to use derivatives.            The fund may make limited use of certain
                                                                                    derivatives (investments whose value is based
                                                                                    on indexes, securities or currencies).
------------------------------------------------------------------------------------------------------------------------------------
Temporary                 In abnormal market conditions, the fund may               In abnormal market conditions, the fund may
defensive                 temporarily invest more than 75% of assets in             temporarily invest extensively in investment-
positions                 investment-grade short-term securities. In these          grade short-term securities. In these and other
                          and other cases, the fund might not achieve its goal.     cases, the fund might not achieve its goal.
------------------------------------------------------------------------------------------------------------------------------------

In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Balanced Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Balanced Fund is commensurate with the amount of risk involved in the authorized investments of your fund. The investment policies and risks of the two funds are similar but not identical. In that regard, you should note that Balanced Fund may invest in below-investment-grade securities, may invest in securities of foreign issuers denominated in foreign currencies, and may make limited use of certain derivatives.


SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                          Independence Balanced Fund                         Balanced Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Sales charge            Shares are offered with no sales charge
------------------------------------------------------------------------------------------------------------------------------------


Distribution and
service (12b-1) fee     Shares are not subject to a 12b-1 distribution and service fee.


------------------------------------------------------------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                           Both Independence Balanced Fund and Balanced Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Buying shares           Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc. After March 15, 2002, investors will not be allowed to open new accounts in Independence Balanced Fund but can add to existing accounts.
------------------------------------------------------------------------------------------------------------------------------------
Minimum                 $10,000. No minimum investment for retirement plans with at least 350 eligible employees.
initial
investment
------------------------------------------------------------------------------------------------------------------------------------
Exchanging              Shareholders may exchange their shares for Class I shares of other John Hancock funds, or for shares
shares                  of any John Hancock institutional fund.
------------------------------------------------------------------------------------------------------------------------------------
Selling shares          Shareholders may sell their shares by submitting a proper written or telephone request to John
                        Hancock Signature Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Net asset value         All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the
                        New York Stock Exchange, which is normally 4:00 P .M. Eastern Time.
------------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses
Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2001, adjusted to reflect any changes. Balanced Fund's Class I shares have no operational history. As a result, expenses were projected based on expenses incurred by other classes of the Fund. Future expenses may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses
The following expense table shows the pro forma expenses of Balanced Fund for the year ended December 31, 2001 assuming that a reorganization with Independence Balanced Fund had occurred January 1, 2001. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended December 31, 2001, adjusted to reflect any changes. Balanced Fund's Class I shares have no operational history. As a result, expenses were projected based on expenses incurred by other classes of the Fund. Balanced Fund's actual expenses after the reorganization may be greater or less than those shown.

The example contained in the pro forma expense table shows what you would have paid on a $10,000 investment if the reorganization had occurred on January 1, 2001. The example assumes that you had reinvested all dividends and that the average annual return was 5%. The pro forma example is for comparison purposes only and is not a representation of Balanced Fund's actual expenses or returns, either past or future.

                                                                                                Balanced Fund
                                                                                                  Class I
                                                                                                (PRO FORMA
                                                                                                for the year
                                                                                               ended 12/31/01)
                                                                                                 (Assuming
                                             Independence                                      reorganization
Shareholder                                    Balanced                 Balanced Fund         with Independence
transaction expenses                            Fund                      Class I               Balanced Fund)
---------------------------------------------------------------------------------------------------------------
Maximum sales charge (load)
  imposed on purchases (as a %
  of purchase price)                              none                      none                    none
Maximum sales charge imposed on
  reinvested dividends                            none                      none                    none
Maximum deferred sales charge (load)
  as a % of purchase or sale price,
  whichever is less                               none                      none                    none
Redemption fee                                    none                      none                    none
Exchange fee                                      none                      none                    none

Annual fund operating expenses
(as a % of average net assets)
---------------------------------------------------------------------------------------------------------------
Management fee                                    0.70%                     0.60%                   0.60%
Distribution and service (12b-1) fee              none                      none                    none
Other expenses                                    0.39%                     0.15%                   0.15%
Total fund operating expenses                     1.09%                     0.75%                   0.75%
Expense reduction(1)                              0.19%                     none                    none
Net fund operating expenses                       0.90%                     0.75%                   0.75%

Expenses
---------------------------------------------------------------------------------------------------------------
Year 1                                          $  102                      $ 77                    $ 77
Year 3                                          $  338                      $240                    $240
Year 5                                          $  592                      $417                    $417
Year 10                                         $1,321                      $930                    $930

(1) The Adviser has agreed to limit Independence Balanced Fund's total operating expenses to 0.90% of the fund's average daily net assets at least until June 30, 2002.

The Reorganization

o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002, but may occur on any later date before December 31, 2002. Independence Balanced Fund will transfer all of its assets to Balanced Fund. Balanced Fund will assume Independence Balanced Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

o Balanced Fund will issue to Independence Balanced Fund Class I shares in an amount equal to the net assets attributable to Independence Balanced Fund's shares. These shares will immediately be distributed to Independence Balanced Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of Independence Balanced Fund will end up as Class I shareholders of Balanced Fund.

o After the shares are issued, Independence Balanced Fund will be terminated.


o The reorganization will not result in gain or loss to shareholders for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the material federal income tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.


The following diagram shows how the reorganization would be carried out.


------------------------         Independence         --------------------------
 Independence Balanced       Balanced Fund assets       Balanced Fund receives
 Fund transfers assets         and liabilities            assets and assumes
  and liabilities to     -------[right arrow]-------        liabilities of
    Balanced Fund                                     Independence Balanced Fund
------------------------                              --------------------------

      -------------                                        --------------
      Independence                                         Balanced Fund
      Balanced Fund                                        issues Class I
      shareholders                                             Shares
      -------------                                        --------------
          |                                                        |
          ------------------------[left arrow]----------------------
           Independence Balanced Fund receives Balanced Fund Class
           I shares and distributes them to Independence Balanced
                               Fund shareholders

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:
--------------------------------------------------------------------------------
Fund Asset Breakpoints                                Independence Balanced Fund
--------------------------------------------------------------------------------
First $500 million                                               0.70%
--------------------------------------------------------------------------------
Amount over $500 million                                         0.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            Balanced Fund
--------------------------------------------------------------------------------
Fund Assets                                                      0.60%
--------------------------------------------------------------------------------


Independence Investment, LLC ("Independence"), a wholly owned subsidiary of John Hancock Financial Services, Inc., serves as subadviser to Independence Balanced Fund. In this capacity, Independence has primary responsibility for making investment decisions for Independence Balanced Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. Independence receives its compensation from the adviser, and Independence Balanced Fund pays no subadvisory fees over and above the management fee it pays to the adviser. Independence receives subadvisory fees from the adviser at the following rate: 60% of the advisory fee received by the adviser. The subadvisory contract with Independence will terminate when your fund reorganizes with Balanced Fund. Balanced Fund does not have a subadviser.


Balanced Fund's management fee rate of 0.60% and its pro forma management fee rate of 0.60% are lower than Independence Balanced Fund's management fee rate of 0.70%. Balanced Fund's other expenses of 0.15% and its pro forma other expenses of 0.15% are lower than Independence Balanced Fund's other expenses of 0.39%. Balanced Fund's current annual expense ratio (equal to 0.75% of average net assets) and its pro forma expense ratio (equal to 0.75% of average net assets) are both lower than Independence Balanced Fund's expense ratio (equal to 0.90% of average net assets) after the expense reduction. Independence Balanced Fund's expense ratio before the expense reduction is 1.09% and there is no guarantee that the expense limitation will be extended beyond June 30, 2002.

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------------------------------
                                        Independence Balanced Fund                              Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Stock market risk           The value of securities in the fund may go down in response to overall stock market move-
                            ments. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                            Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------------------------------------------------------------------------------------------------------------
Manager risk                The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------------------------------------------------------------------------------------------------------------
Investment                  The large capitalization stocks in which           The large and medium capitalization stocks in
category risk               the fund primarily invests could fall out of       which the fund primarily invests could fall out of
                            favor with the market, causing the fund to         favor with the market, causing the fund to under-
                            underperform funds that focus on small             perform funds that focus on small capitalization
                            or medium capitalization stocks.                   stocks.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                  Independence Balanced Fund                                    Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Medium                     Not applicable because the fund's stock              The fund's investments in medium capitalization
capitalization             investments are primarily large capitaliza-          companies may be subject to larger and more
company risk               tion companies.                                      erratic price movements than investments in
                                                                                large capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk         When interest rates rise, bond prices usually fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.
------------------------------------------------------------------------------------------------------------------------------------
Prepayment                 If interest rate movements cause the fund's mortgage-related and callable securities to be paid
(call) and                 off earlier or later than expected, the fund's share price or yield could be hurt.
extension risks
------------------------------------------------------------------------------------------------------------------------------------
Credit risk                The fund could lose money if the credit              The fund could lose money if the credit rating of
                           rating of any bond in its portfolio is down-         any bond in its portfolio is downgraded or if the
                           graded or if the issuer of the bond defaults         issuer of the bond defaults on its obligations. In
                           on its obligations.                                  general, lower-rated bonds involve more credit
                                                                                risk.The prices of lower-rated bonds may also be
                                                                                more volatile and more sensitive to adverse eco-
                                                                                nomic developments.
------------------------------------------------------------------------------------------------------------------------------------
Foreign                    Foreign investments involve additional risks, including potentially inadequate or inaccurate
securities risk            financial information and social or political instability.
------------------------------------------------------------------------------------------------------------------------------------
Foreign                    Not applicable because the fund invests              Unfavorable foreign currency exchange rates
currency risk              only in U.S. dollar-denominated securities.          could reduce the value of securities denominated
                                                                                in foreign currencies.
------------------------------------------------------------------------------------------------------------------------------------


Derivatives risk           Not applicable because the fund is not               Certain derivative instruments can produce
                           authorized to use derivatives.                       disproportionate gains or losses and are riskier
                                                                                than direct investments. Also, in a down market
                                                                                derivatives could become harder to value or sell at
                                                                                a fair price.


------------------------------------------------------------------------------------------------------------------------------------
Turnover risk              In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION


Description of Reorganization
You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:


o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002 but may occur on any later date before December 31, 2002. Independence Balanced Fund will transfer all of its assets to Balanced Fund and

      Balanced Fund will assume all of Independence Balanced Fund's liabilities. This will result in the addition of Independence Balanced Fund's assets to Balanced Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

o Balanced Fund will issue to Independence Balanced Fund Class I shares in an amount equal to the net assets attributable to Independence Balanced Fund's shares. As part of the liquidation of Independence Balanced Fund, these shares will immediately be distributed to shareholders of record of Independence Balanced Fund in proportion to their holdings on the reorganization date. As a result, shareholders of Independence Balanced Fund will end up as Class I shareholders of Balanced Fund.

o After the shares are issued, the existence of Independence Balanced Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees of Independence Balanced Fund believes that the proposed reorganization will be advantageous to the shareholders of Independence Balanced Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that Independence Balanced Fund does not have sufficient assets to justify maintaining this fund as a separate investment portfolio (i.e. the fund had $16.9 million in assets as of December 31, 2001). Independence Balanced Fund, which has been in existence for approximately six years, has not grown in asset size and in light of the history of the fund, there is no foreseeable potential for future growth. The investment adviser has subsidized Independence Balanced Fund by absorbing expenses since the inception of the fund. Without these subsidies, Independence Balanced Fund would have had a higher expense ratio and lower performance.

Second, that Balanced Fund's total expenses are lower than Independence Balanced Fund's total expenses. As a result of the reorganization, shareholders of Independence Balanced Fund will experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay.

Third, that the reorganization would permit Independence Balanced Fund's shareholders to pursue similar investment goals in a larger fund. A larger fund should give the investment adviser greater flexibility and the ability to select a larger number of portfolio securities, resulting in increased diversification.

Fourth, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce Balanced Fund's expense ratio over time because of economies of scale if the funds are combined.

The board of trustees of Balanced Fund considered that the reorganization presents an excellent opportunity for Balanced Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Balanced Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.


Comparative Fees and Expense Ratios. As discussed above, the advisory fee rates paid by your fund are higher than the rates paid by Balanced Fund. In addition, your fund's current annual expense ratio is higher than Balanced Fund's current and pro forma annual expense ratios.

Balanced Fund's management fee rate of 0.60% and pro forma management fee rate of 0.60% are lower than Independence Balanced Fund's management fee rate of 0.70%. Balanced Fund's other expenses of 0.15% and its pro forma other expenses of 0.15% are lower than Independence Balanced Fund's other expenses of 0.39%. Balanced Fund's current annual expense ratio (0.75% of average net assets) and pro forma expense ratio (0.75% of average net assets) are both lower than Independence Balanced Fund's current expense ratio (0.90% of average net assets) after the expense reduction. Independence Balanced Fund's expense ratio before the expense reduction is 1.09% and there is no guarantee that the expense limitation will be extended beyond June 30, 2002.


Comparative Performance. The trustees also considered details of the relative performance of Independence Balanced Fund and Balanced Fund as of December 31, 2001, and determined which fund should be the surviving fund based in part on each fund's past performance record.


PROPOSAL 3
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN INTERNATIONAL EQUITY FUND AND INTERNATIONAL FUND

A proposal to approve an Agreement and Plan of Reorganization between International Equity Fund and International Fund. Under this Agreement, International Equity Fund would transfer all of its assets to International Fund in exchange for Class I shares of International Fund. These shares would be distributed proportionately to the shareholders of International Equity Fund. International Fund would also assume International Equity Fund's liabilities. International Equity Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of International Equity Fund to International Fund

------------------------------------------------------------------------------------------------------------------------------------
                                 International Equity Fund                                  International Fund
------------------------------------------------------------------------------------------------------------------------------------
Business                  A diversified series of John Hancock                     A diversified series of John Hancock
                          Institutional Series Trust. The trust is an open-        Investment Trust III. The trust is an open-end
                          end investment company organized as a                    investment company organized as a
                          Massachusetts business trust.                            Massachusetts business trust.
------------------------------------------------------------------------------------------------------------------------------------
Net assets as of          $1.8 million                                             $15.4 million
December 31,
2001
------------------------------------------------------------------------------------------------------------------------------------
Investment                Investment Adviser:                                      Investment Adviser:
adviser and               John Hancock Advisers, LLC                               John Hancock Advisers, LLC
subadviser
                          Subadviser:                                              Subadviser:
                          Nicholas-Applegate Capital Management                    Nicholas-Applegate Capital Management
                          -U.S. based team responsible for day-to-day              -U.S. based team responsible for day-to-day
                           investment management                                    investment management
                          -Managed fund since December 2000                        -Managed fund since December 2000
                          -Founded in 1984                                         -Founded in 1984
                          -Supervised by the adviser                               -Supervised by the adviser
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                 International Equity Fund                                    International Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment               The fund seeks long-term growth of capital.               The fund seeks long-term growth of capital.
objective                This objective can be changed without share-              This objective can be changed without share-
                         holder approval.                                          holder approval.
------------------------------------------------------------------------------------------------------------------------------------
Primary                  The fund invests at least 80% of assets in stocks         The fund invests at least 80% of assets in
investments              of foreign companies. The fund does not main-             stocks of foreign companies. The fund does
                         tain a fixed allocation of assets, either with            not maintain a fixed allocation of assets, either
                         respect to securities type or geography. The              with respect to securities type or geography.
                         managers allocate the fund's assets among secu-           The managers allocate the fund's assets among
                         rities of countries that are expected to provide          securities of countries that are expected to
                         the best opportunities for meeting the fund's             provide the best opportunities for meeting the
                         investment objective.                                     fund's investment objective.
------------------------------------------------------------------------------------------------------------------------------------
Other                    Each fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts
investments              ("EDRs") and Global Depositary Receipts ("GDRs").
------------------------------------------------------------------------------------------------------------------------------------
Emerging                 Each fund may invest up to 30% of assets in emerging markets.
market
securities
------------------------------------------------------------------------------------------------------------------------------------
Diversification          Each fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer. In addition, each fund cannot invest more than 5% of total assets in any one security.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives              Each fund may use of certain derivatives (investments whose value is based on indexes, securities, or currencies).
------------------------------------------------------------------------------------------------------------------------------------
Temporary                In abnormal market conditions, each fund may temporarily invest more than 20% of assets
defensive                in investment-grade short-term securities. In these and other cases, the fund might not achieve
positions                its goal.
------------------------------------------------------------------------------------------------------------------------------------


In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and International Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of International Fund is commensurate with the amount of risk involved in the authorized investments of your fund. As the above table indicates, the investment policies and risks of the two funds are substantially similar.


SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                   International Equity Fund                       International Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Sales charge              Shares are offered with no sales charge
------------------------------------------------------------------------------------------------------------------------------------


Distribution              Shares are not subject to a 12b-1 distribution and service fee.
and service
(12b-1) fee


------------------------------------------------------------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                           Both International Equity Fund and International Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Buying shares            Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc. After March 15, 2002, investors will not be allowed to open new accounts in International Equity Fund but can add to existing accounts.
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial          $10,000. No minimum investment for retirement plans with at least 350 eligible employees.
investment
------------------------------------------------------------------------------------------------------------------------------------
Exchanging               Shareholders may exchange their shares for Class I shares of other John Hancock funds, or for shares
shares                   of any John Hancock institutional fund.
------------------------------------------------------------------------------------------------------------------------------------
Selling shares           Shareholders may sell their shares by submitting a proper written or telephone request to John
                         Hancock Signature Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Net asset value          All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the
                         New York Stock Exchange, which is normally 4:00 P.M. Eastern Time.
------------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses
Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended October 31, 2001, adjusted to reflect any changes. International Fund's Class I shares have no operational history. As a result, expenses were projected based on expenses incurred by other classes of the Fund. Future expenses may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses
The following expense table shows the pro forma expenses of International Fund for the year ended October 31, 2001 assuming that a reorganization with International Equity Fund had occurred November 1, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended October 31, 2001, adjusted to reflect any changes. International Fund's Class I shares have no operational history. As a result, expenses were projected based on expenses incurred by other classes of the Fund. International Fund's actual expenses after the reorganization may be greater or less than those shown.

The example contained in the pro forma expense table shows what you would have paid on a $10,000 investment if the reorganization had occurred on November 1, 2000. The example assumes that you had reinvested all dividends and that the average annual return was 5%. The pro forma example is for comparison purposes only and is not a representation of International Fund's actual expenses or returns, either past or future.

                                                                                             International Fund
                                                                                                  Class I
                                                                                                 (PRO FORMA
                                                                                                for the year
                                                                                               ended 10/31/01)
                                                                                                 (Assuming
                                                                                            reorganization with
Shareholder                                  International             International           International
transaction expenses                          Equity Fund              Fund Class I             Equity Fund)
---------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
  purchases (as a % of purchase price)            none                      none                    none
Maximum sales charge imposed on reinvested
  dividends                                       none                      none                    none
Maximum deferred sales charge (load) as a
  % of purchase or sale price, whichever
  is less                                         none                      none                    none
Redemption fee                                    none                      none                    none
Exchange fee                                      none                      none                    none

Annual fund operating expenses
(as a % of average net assets)
---------------------------------------------------------------------------------------------------------------
Management fee                                    0.90%                     1.00%                   1.00%
Distribution and service (12b-1) fee              none                      none                    none
Other expenses                                    3.28%                     1.55%                   1.42%
Total fund operating expenses                     4.18%                     2.55%                   2.42%
Expense reduction                                 3.18%(1)                  1.60%(2)                1.47%(2)
Net fund operating expenses                       1.00%                     0.95%                   0.95%

Expenses
---------------------------------------------------------------------------------------------------------------
Year 1                                          $  102                    $   97                  $   97
Year 3                                          $  979                    $  641                  $  614
Year 5                                          $1,870                    $1,211                  $1,157
Year 10                                         $4,162                    $2,765                  $2,644

(1) The adviser has agreed to limit International Equity Fund's total operating expenses to 1.00% of the fund's average daily net assets at least until June 30, 2002.

(2) The adviser has agreed to limit International Fund's operating expenses, excluding 12b-1 and transfer agent fees, to 0.90% of the fund's average daily net assets at least until February 28, 2003.

The Reorganization
o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002, but may occur on any later date before December 31, 2002. International Equity Fund will transfer all of its assets to International Fund. International Fund will assume International Equity Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

o International Fund will issue to International Equity Fund Class I shares in an amount equal to the net assets attributable to International Equity Fund's shares. These shares will immediately be distributed to International Equity Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of International Equity Fund will end up as Class I shareholders of International Fund.

o     After the shares are issued, International Equity Fund will be terminated.


o The reorganization will not result in gain or loss to shareholders for federal income tax purposes, and will not take place unless both funds receive a satisfactory opinion concerning the material federal income tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.


The following diagram shows how the reorganization would be carried out.

-------------------------                              -------------------------
International Equity Fund                                 International Fund
  transfers assets and     International Equity Fund      receives assets and
    liabilities to          assets and liabilities       assumes liabilities of
  International Fund       -----[right arrow]-------   International Equity Fund
-------------------------                              -------------------------

    -------------                                           --------------
    International                                           International
     Equity Fund                                             Fund issues
    shareholders                                            Class I Shares
    -------------                                           --------------
          |                                                        |
          ------------------------[left arrow]----------------------
                      International Equity Fund receives
                     International Fund Class I shares and
                   distributes them to International Equity
                               Fund shareholders

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

--------------------------------------------------------------------------------
Fund Asset Breakpoints                                International Equity Fund
--------------------------------------------------------------------------------
First $500 million                                               0.900%
--------------------------------------------------------------------------------
Amount over $500 million                                         0.650%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Asset Breakpoints                                    International Fund
--------------------------------------------------------------------------------
First $250 million                                               1.000%
--------------------------------------------------------------------------------
Next $250 million                                                0.800%
--------------------------------------------------------------------------------
Next $250 million                                                0.750%
--------------------------------------------------------------------------------
Amount over $750 million                                         0.625%
--------------------------------------------------------------------------------

Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as subadviser to both the Acquired Fund and the Acquiring Fund. In this capacity, Nicholas-Applegate has primary responsibility for making investment decisions for each Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. Nicholas-Applegate receives its compensation from the adviser, and the Funds pay no subadvisory fees over and above the management fee they pay to the adviser. Nicholas-Applegate receives subadvisory fees from the adviser at the same rate for the Acquired Fund and the Acquiring Fund: (i) 0.50% of the first $500 million of the average daily net asset value of the Fund; and (ii) 0.45% of the average daily net asset value of the Fund in excess of $500 million.

International Fund's management fee rate of 1.00% and its pro forma management fee rate of 1.00% are higher than International Equity Fund's management fee rate of 0.90%. International Fund's other expenses of 1.55% and its pro forma other expenses of 1.42% are lower than International Equity Fund's other expenses of 3.28%. International Fund's current annual expense ratio (equal to 0.95% of average net assets) and its pro forma expense ratio (equal to 0.95% of average net assets) are both lower than International Equity Fund's expense ratio (equal to 1.00% of average net assets) after the expense reduction. Your fund's expense ratio before the expense reduction is 4.18%. International Fund's expense ratio before the expense reduction is 2.55%.

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------------------------------
                                            International Equity Fund                             International Fund
------------------------------------------------------------------------------------------------------------------------------------
Stock market risk           The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                            Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors or geographic regions, its performance could be worse than that of the overall stock market.
------------------------------------------------------------------------------------------------------------------------------------
Foreign                     Foreign investments are riskier than investments in U.S. companies. The special risks of foreign
investment risk             investments include:
                            o Economic, political and social instability
                            o Lack of reliable, publicly available information
                            o Limited or excessive government regulation
                            o Adverse governmental actions ranging from tax law changes to the collapse of governments
                            o Lack of liquidity
                            o Foreign currency exchange rate fluctuations
                            o Restrictions on currency transfers
                            o Foreign ownership limits
                            These risks are more severe in emerging market countries.
------------------------------------------------------------------------------------------------------------------------------------
Manager risk                The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives risk            Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          International Equity Fund                      International Fund
------------------------------------------------------------------------------------------------------------------------------------
Liquidity and             In a down or unstable market, the fund's investments could become harder to value accurately
valuation risks           or to sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
Turnover risk             In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION


Description of Reorganization
You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:


o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002 but may occur on any later date before December 31, 2002. International Equity Fund will transfer all of its assets to International Fund and International Fund will assume all of International Equity Fund's liabilities. This will result in the addition of International Equity Fund's assets to International Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.


o International Fund will issue to International Equity Fund Class I shares in an amount equal to the net assets attributable to International Equity Fund's shares. As part of the liquidation of International Equity Fund, these shares will immediately be distributed to shareholders of record of International Equity Fund in proportion to their holdings on the reorganization date. As a result, shareholders of International Equity Fund will end up as Class I shareholders of International Fund.


o After the shares are issued, the existence of International Equity Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees of International Equity Fund believes that the proposed reorganization will be advantageous to the shareholders of International Equity Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that International Equity Fund does not have sufficient assets to justify maintaining this fund as a separate investment portfolio (i.e. the fund had $1.8 million in assets as of December 31, 2001). International Equity Fund, which has been in existence for approximately seven years, has not grown in asset size and in light of the history of the fund, there is no foreseeable potential for future growth. The investment adviser has subsidized International Equity Fund by absorbing expenses since the inception of the fund. Without these subsidies, International Equity Fund would have had a substantially higher expense ratio and lower performance.

Second, that International Fund's total expenses are lower than International Equity Fund's total expenses. As a result of the reorganization, shareholders of International Equity Fund will experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay.

Third, that the reorganization would permit International Equity Fund's shareholders to pursue substantially similar investment goals in a larger fund. A larger fund should give the investment adviser greater flexibility and the ability to select a larger number of portfolio securities, resulting in increased diversification.

The board of trustees of International Fund considered that the reorganization presents an excellent opportunity for International Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to International Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.


Comparative Fees and Expense Ratios. As discussed above, the advisory fee rates paid by your fund are lower than the rates paid by International Fund. However, your fund's current annual expense ratio is higher than International Fund's current and pro forma annual expense ratios.


International Fund's management fee rate of 1.00% and pro forma management fee rate of 1.00% are higher than your fund's management fee rate of 0.90%. International Fund's other expenses of 1.55% and its pro forma other expenses of 1.42% are lower than your fund's other expenses of 3.28%. International Fund's current annual expense ratio (0.95% of average net assets) and pro forma expense ratio (0.95% of average net assets) are both lower than your fund's current expense ratio (1.00% of average net assets) after the expense reductions. Your fund's expense ratio before the expense reduction is 4.18%. International Fund's expense ratio before the expense reduction is 2.55%.


Comparative Performance. The trustees also considered details of the relative performance of International Equity Fund and International Fund as of December 31, 2001, and determined which fund should be the surviving fund based in part on each fund's past performance record.


PROPOSAL 4
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN MEDIUM CAPITALIZATION GROWTH FUND AND MID CAP GROWTH FUND

A proposal to approve an Agreement and Plan of Reorganization between Medium Capitalization Growth Fund and Mid Cap Growth Fund. Under this Agreement, Medium Capitalization Growth Fund would transfer all of its assets to Mid Cap Growth Fund in exchange for Class I shares of Mid Cap Growth Fund. These shares would be distributed proportionately to the shareholders of Medium Capitalization Growth Fund. Mid Cap Growth Fund would also assume Medium Capitalization Growth Fund's liabilities. Medium Capitalization Growth Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of Medium Capitalization Growth Fund to Mid Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
                                  Medium Capitalization Growth Fund                              Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Business                    A diversified series of John Hancock                    A diversified series of John Hancock
                            Institutional Series Trust. The trust is an open-       Investment Trust III. The trust is an open-end
                            end investment company organized as a                   investment company organized as a
                            Massachusetts business trust.                           Massachusetts business trust.
------------------------------------------------------------------------------------------------------------------------------------
Net assets as of            $5.6 million                                            $208.2 million
December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                  Medium Capitalization Growth Fund                              Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment              Investment Adviser:                                         Investment Adviser:
adviser and             John Hancock Advisers, LLC                                  John Hancock Advisers, LLC
portfolio
managers                Portfolio managers:                                         Portfolio managers:
                        Paul J. Berlinguet                                          Paul J. Berlinguet
                        -Vice president of adviser                                  -Vice president of adviser
                        -Joined fund team in 2001                                   -Joined fund team in 2001
                        -Joined adviser in 2001                                     -Joined adviser in 2001
                        -U.S. equity investment manager                             -U.S. equity investment manager
                         at Baring America Asset                                     at Baring America Asset
                         Management (1989-2001)                                      Management (1989-2001)
                        -Began business career in 1986                              -Began business career in 1986

                        Timothy N. Manning                                          Timothy N. Manning
                        -Joined fund team in 2000                                   -Joined fund team in 2000
                        -Joined adviser in 2000                                     -Joined adviser in 2000
                        -Analyst at State Street Research                           -Analyst at State Street Research
                         (1999-2000)                                                 (1999-2000)
                        -Equity research associate at                               -Equity research associate at
                         State Street Research (1996-1999)                           State Street Research (1996-1999)
                        -Began business career in 1993                              -Began business career in 1993

                        Robert J. Uek, CFA                                          Robert J. Uek, CFA
                        -Vice president of adviser                                  -Vice president of adviser
                        -Joined fund team in 2001                                   -Joined fund team in 2001
                        -Joined adviser in 1997                                     -Joined adviser in 1997
                        -Corporate finance manager                                  -Corporate finance manager
                         at Ernst & Young (1994-1997)                                at Ernst & Young (1994-1997)
                        -Began business career in 1990                              -Began business career in 1990
------------------------------------------------------------------------------------------------------------------------------------
Investment              The fund seeks long-term capital appreciation.              The fund seeks long-term capital appreciation.
objective               This objective can be changed without share-                This objective can be changed without share-
                        holder approval.                                            holder approval.
------------------------------------------------------------------------------------------------------------------------------------


Primary                 The fund invests at least 80% of assets in stocks           The fund invests at least 80% of assets in
investments             of medium-capitalization companies (compa-                  stocks of medium-capitalization companies
                        nies in the capitalization range of the Russell             (companies in the capitalization range of the
                        Midcap Growth Index, which was $8.9 million                 Russell Midcap Growth Index, which was
                        to $14.5 billion on February 28, 2002). In                  $8.9 million to $14.5 billion on February 28,
                        managing the portfolio, the managers use                    2002). In managing the portfolio, the man-
                        quantitative screens to identify companies with             agers seek to identify companies with
                        at least 15% annual earnings growth, expand-                above-average earnings growth.
                        ing profit margins, and projected price/earnings
                        ratios below their earnings growth rate.


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                  Medium Capitalization Growth Fund                              Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Foreign                   Each fund may invest up to 10% of assets in foreign securities.
securities
------------------------------------------------------------------------------------------------------------------------------------
Diversification           Each fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer. In addition, each fund cannot invest more than 5% of total assets in any one security.
------------------------------------------------------------------------------------------------------------------------------------
Cash and cash             Each fund normally has less than 10% of assets in cash and cash equivalents.
equivalents
------------------------------------------------------------------------------------------------------------------------------------
Derivatives               Each fund may make limited use of certain derivatives (investments whose value is based on indexes or currencies).
------------------------------------------------------------------------------------------------------------------------------------
Temporary                 In abnormal market conditions, each fund may temporarily invest in U.S. government securities
defensive                 with maturities of up to three years, and may also invest more than 10% of assets in cash and/or
positions                 cash equivalents. In these and other cases, a fund might not achieve its goal.
------------------------------------------------------------------------------------------------------------------------------------


In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Mid Cap Growth Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Mid Cap Growth Fund is commensurate with the amount of risk involved in the authorized investments of your fund. As the above table indicates, the investment policies and risks of the two funds are substantially similar.


SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                   Medium Capitalization Growth Fund                        Mid Cap Growth Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Sales charge              Shares are offered with no sales charge
------------------------------------------------------------------------------------------------------------------------------------


Distribution              Shares are not subject to a 12b-1 distribution and service fee.
and service
(12b-1) fee


------------------------------------------------------------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                          Both Medium Capitalization Growth Fund and Mid Cap Growth Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Buying shares            Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc. After March 15, 2002, investors will not be allowed to open new accounts in Medium Capitalization Growth Fund but can add to existing accounts.
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial          $10,000. No minimum investment for retirement plans with at least 350 eligible employees.
investment
------------------------------------------------------------------------------------------------------------------------------------
Exchanging               Shareholders may exchange their shares for Class I shares of other John Hancock funds, or for shares
shares                   of any John Hancock institutional fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          Both Medium Capitalization Growth Fund and Mid Cap Growth Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Selling shares            Shareholders may sell their shares by submitting a proper written or telephone request to John
                          Hancock Signature Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Net asset value           All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the
                          New York Stock Exchange, which is normally 4:00 P .M. Eastern Time.
------------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses
Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended October 31, 2001, adjusted to reflect any changes. Mid Cap Growth Fund's Class I shares have no operational history. As a result, expenses were projected based on expenses incurred by other classes of the Fund. Future expenses may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses
The following expense table shows the pro forma expenses of Mid Cap Growth Fund for the year ended October 31, 2001 assuming that a reorganization with Medium Capitalization Growth Fund had occurred November 1, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended October 31, 2001, adjusted to reflect any changes. Mid Cap Growth Fund's Class I shares have no operational history. As a result, expenses were projected based on expenses incurred by other classes of the Fund. Mid Cap Growth Fund's actual expenses after the reorganization may be greater or less than those shown.

The example contained in the pro forma expense table shows what you would have paid on a $10,000 investment if the reorganization had occurred on November 1, 2000. The example assumes that you had reinvested all dividends and that the average annual return was 5%. The pro forma example is for comparison purposes only and is not a representation of Mid Cap Growth Fund's actual expenses or returns, either past or future.

                                                                                                 Mid Cap
                                                                                               Growth Fund
                                                                                                 Class I
                                                                                               (PRO FORMA
                                                                                              for the year
                                                                                             ended 10/31/01)
                                                                         Mid Cap                (Assuming
                                                 Medium                  Growth             reorganization with
Shareholder                                   Capitalization              Fund             Medium Capitalization
transaction expenses                           Growth Fund               Class I                 Growth Fund)
----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
  purchases (as a % of purchase price)            none                      none                    none
Maximum sales charge imposed on reinvested
  dividends                                       none                      none                    none
Maximum deferred sales charge (load) as a
  % of purchase or sale price, whichever
  is less                                         none                      none                    none
Redemption fee                                    none                      none                    none
Exchange fee                                      none                      none                    none

                                                                                                 Mid Cap
                                                                                               Growth Fund
                                                                                                 Class I
                                                                                               (PRO FORMA
                                                                                              for the year
                                                                                             ended 10/31/01)
                                                                         Mid Cap                (Assuming
                                                 Medium                  Growth             reorganization with
Annual fund operating expenses                Capitalization              Fund             Medium Capitalization
(as a % of average net assets)                 Growth Fund               Class I                 Growth Fund)
----------------------------------------------------------------------------------------------------------------
Management fee                                    0.80%                     0.80%                   0.80%
Distribution and service (12b-1) fee              none                      none                    none
Other expenses                                    0.93%                     0.14%                   0.14%
Total fund operating expenses                     1.73%                     0.94%                   0.94%
Expense reduction(1)                              0.83%                     none                    none
Net fund operating expenses                       0.90%                     0.94%                   0.94%

Expenses
----------------------------------------------------------------------------------------------------------------
Year 1                                          $  119                    $   96                  $   96
Year 3                                          $  490                    $  300                  $  300
Year 5                                          $  886                    $  520                  $  520
Year 10                                         $1,994                    $1,155                  $1,155

(1) The adviser has agreed to limit Medium Capitalization Growth Fund's total operating expenses to 0.90% of the fund's average daily net assets at least until June 30, 2002.

The Reorganization
o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002, but may occur on any later date before December 31, 2002. Medium Capitalization Growth Fund will transfer all of its assets to Mid Cap Growth Fund. Mid Cap Growth Fund will assume Medium Capitalization Growth Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

o Mid Cap Growth Fund will issue to Medium Capitalization Growth Fund Class I shares in an amount equal to the net assets attributable to Medium Capitalization Growth Fund's shares. These shares will immediately be distributed to Medium Capitalization Growth Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of Medium Capitalization Growth Fund will end up as Class I shareholders of Mid Cap Growth Fund.

o After the shares are issued, Medium Capitalization Growth Fund will be terminated.


o The reorganization will not result in gain or loss to shareholders for federal income tax purposes, and will not take place unless both funds receive a satisfactory opinion concerning the material federal income tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.


The following diagram shows how the reorganization would be carried out.

-------------------------                            ---------------------------
  Medium Capitalization      Medium Capitalization       Mid Cap Growth Fund
  Growth Fund transfers     Growth Fund assets and   receives assets and assumes
assets and liabilities to        liabilities           liabilities of Medium
   Mid Cap Growth Fund      ----[right arrow]-----   Capitalization Growth Fund
-------------------------                            ---------------------------

------------------------                                ---------------------
  Medium Capitalization                                  Mid Cap Growth Fund
Growth Fund shareholders                                issues Class I Shares
------------------------                                ---------------------
          |                                                        |
          ------------------------[left arrow]----------------------
 Medium Capitalization Growth Fund receives Mid Cap Growth Fund Class I shares and distributes them to Medium Capitalization Growth Fund shareholders

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

--------------------------------------------------------------------------------
Fund Asset Breakpoints                         Medium Capitalization Growth Fund
--------------------------------------------------------------------------------
First $500 million                                           0.80%
--------------------------------------------------------------------------------
Amount over $500 million                                     0.75%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Asset Breakpoints                                Mid Cap Growth Fund
--------------------------------------------------------------------------------
First $500 million                                           0.80%
--------------------------------------------------------------------------------
Next $500 million                                            0.75%
--------------------------------------------------------------------------------
Amount over $1 billion                                       0.70%
--------------------------------------------------------------------------------

Mid Cap Growth Fund's management fee rate of 0.80% and its pro forma management fee rate of 0.80% are the same as Medium Capitalization Growth Fund's management fee rate of 0.80%. Mid Cap Growth Fund's other expenses of 0.14% and its pro forma other expenses of 0.14% are lower than Medium Capitalization Growth Fund's other expenses of 0.93%. Mid Cap Growth Fund's current annual expense ratio (equal to 0.94% of average net assets) and its pro forma expense ratio (equal to 0.94% of average net assets) are both slightly higher than Medium Capitalization Growth Fund's expense ratio (equal to 0.90% of average net assets) after the expense reduction. Medium Capitalization Growth Fund's expense ratio before the expense reduction is 1.73% and there is no guarantee that the expense reduction will be extended beyond June 30, 2002.

INVESTMENT RISKS
The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------------------------------
                                           Medium Capitalization Growth Fund                      Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Stock market risk           The value of securities in the fund may go down in response to overall stock market move-
                            ments. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                            Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------------------------------------------------------------------------------------------------------------
Manager risk                The manager and its strategy may fail to produce the intended results. The fund could underper-
                            form its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           Medium Capitalization Growth Fund                       Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment                The medium capitalization growth stocks in which the fund primarily invests could fall out of
category risk             favor with the market. This could cause the fund to underperform funds that focus on large or small capitalization stocks or on value stocks.
------------------------------------------------------------------------------------------------------------------------------------
Medium                    The fund's investments in small or medium capitalization companies may be subject to larger
capitalization            and more erratic price movements than investments in large capitalization companies.
company risk
------------------------------------------------------------------------------------------------------------------------------------
Foreign                   Foreign investments involve additional risks, including potentially unfavorable currency
securities risk           exchange rates, inadequate or inaccurate financial information and social or political instability.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity and             In a down or unstable market, the fund's investments could become harder to value accurately
valuation risks           or to sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
Turnover risk             In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION


Description of Reorganization
You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:


o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002 but may occur on any later date before December 31, 2002. Medium Capitalization Growth Fund will transfer all of its assets to Mid Cap Growth Fund and Mid Cap Growth Fund will assume all of Medium Capitalization Growth Fund's liabilities. This will result in the addition of Medium Capitalization Growth Fund's assets to Mid Cap Growth Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.


o Mid Cap Growth Fund will issue to Medium Capitalization Growth Fund Class I shares in an amount equal to the net assets attributable to Medium Capitalization Growth Fund's shares. As part of the liquidation of Medium Capitalization Growth Fund, these shares will immediately be distributed to shareholders of record of Medium Capitalization Growth Fund in proportion to their holdings on the reorganization date. As a result, shareholders of Medium Capitalization Growth Fund will end up as Class I shareholders of Mid Cap Growth Fund.


o After the shares are issued, the existence of Medium Capitalization Growth Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees of Medium Capitalization Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of Medium Capitalization Growth Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that Medium Capitalization Growth Fund does not have sufficient assets to justify maintaining this fund as a separate investment portfolio (i.e. the fund had $5.6 million in assets as of December 31, 2001). Medium

Capitalization Growth Fund, which has been in existence for approximately seven years, has not grown to an acceptable asset size and in light of the history of the fund, there is no foreseeable potential for future growth. The investment adviser has subsidized Medium Capitalization Growth Fund by absorbing expenses since the inception of the fund. Without these subsidies, Medium Capitalization Growth Fund would have had a substantially higher expense ratio and lower performance.

Second, that Mid Cap Growth Fund's total expenses are lower than Medium Capitalization Growth Fund's total expenses before taking into account the adviser's agreement to limit Medium Capitalization Growth Fund's expenses. As a result of the reorganization, shareholders of Medium Capitalization Growth Fund will experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay if the expense reduction is not extended beyond June 30, 2002.

Third, that the reorganization would permit Medium Capitalization Growth Fund's shareholders to pursue substantially similar investment goals in a larger fund. A larger fund should give the investment adviser greater flexibility and the ability to select a larger number of portfolio securities, resulting in increased diversification.

Fourth, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce Mid Cap Growth Fund's expense ratio over time because of economies of scale if the funds are combined.

The board of trustees of Mid Cap Growth Fund considered that the reorganization presents an excellent opportunity for Mid Cap Growth Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Mid Cap Growth Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.


Comparative Fees and Expense Ratios. As discussed above, the advisory fee rates paid by Medium Capitalization Growth Fund are the same as the rates paid by Mid Cap Growth Fund. However, without giving effect to the expense reduction, your fund's current annual expense ratio is higher than Mid Cap Growth Fund's current and pro forma annual expense ratios.


Mid Cap Growth Fund's management fee rate of 0.80%% and pro forma management fee rate of 0.80% are the same as Medium Capitalization Growth Fund's management fee rate of 0.80%. Mid Cap Growth Fund's other expenses of 0.14% and its pro forma other expenses of 0.14% are lower than Medium Capitalization Growth Fund's other expenses of 0.93%. Mid Cap Growth Fund's current annual expense ratio (0.94% of average net assets) and pro forma expense ratio (0.94% of average net assets) are both slightly higher than Medium Capitalization Growth Fund's current expense ratio (0.90% of average net assets) after the expense reduction. Medium Capitalization Growth Fund's expense ratio before the expense reduction is 1.73% and there is no guarantee that the expense reduction will be extended beyond June 30, 2002.


Comparative Performance. The trustees also considered details of the relative performance of Medium Capitalization Growth Fund and Mid Cap Growth Fund as of December 31, 2001, and determined which Fund should be the surviving fund based in part on each fund's past performance record.

PROPOSAL 5
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SMALL CAP EQUITY FUND Y AND SMALL CAP EQUITY FUND

A proposal to approve an Agreement and Plan of Reorganization between Small Cap Equity Fund Y and Small Cap Equity Fund. Under this Agreement, Small Cap Equity Fund Y would transfer all of its assets to Small Cap Equity Fund in exchange for Class I shares of Small Cap Equity Fund. These shares would be distributed proportionately to the shareholders of Small Cap Equity Fund Y. Small Cap Equity Fund would also assume Small Cap Equity Fund Y's liabilities. Small Cap Equity Fund Y's Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of Small Cap Equity Fund Y to Small Cap Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
                                        Small Cap Equity Fund Y                                 Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Business                    A diversified series of John Hancock                    A diversified series of John Hancock
                            Institutional Series Trust. The Trust is an open-       Investment Trust II. The Trust is an open-end
                            end investment management company                       investment management company organized
                            organized as a Massachusetts business trust.            as a Massachusetts business trust.
------------------------------------------------------------------------------------------------------------------------------------
Net assets as of            $35.1 million                                           $980.7 million
December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------

Investment                  Investment Adviser:                                     Investment Adviser:
adviser and                 John Hancock Advisers, LLC                              John Hancock Advisers, LLC
portfolio
managers                    Portfolio managers:                                     Portfolio managers:
                            Henry E. Mehlman, CFA                                   Henry E. Mehlman, CFA
                            -Vice president of adviser                              -Vice president of adviser
                            -Joined adviser in 2002                                 -Joined adviser in 2002
                            -Senior portfolio manager, The Colony Group             -Senior portfolio manager, The Colony Group
                             (2001-2002)                                             (2001-2002)
                            -Vice president and Director of Research,               -Vice president and Director of Research,
                             Congress Asset Management Co. (1999-2001)               Congress Asset Management Co. (1999-2001)
                            -Consultant, Essex Management (1996-1999)               -Consultant, Essex Management (1996-1999)
                            -Began business career in 1972                          -Began business career in 1972

                            Alan E. Norton, CFA                                     Alan E. Norton, CFA
                            -Vice president of adviser                              -Vice president of adviser
                            -Joined adviser in 2002                                 -Joined adviser in 2002
                            -Senior portfolio manager, The Colony Group             -Senior portfolio manager, The Colony Group
                             (2001-2002)                                             (2001-2002)
                            -Portfolio manager and Director of Research,            -Portfolio manager and Director of Research,
                             Congress Asset Management Co. (1995-2001)               Congress Asset Management Co. (1995-2001)
                            -Began business career in 1987                          -Began business career in 1987

------------------------------------------------------------------------------------------------------------------------------------
Investment                  The fund seeks capital appreciation. This objective     The fund seeks capital appreciation. This
objective                   can be changed without shareholder approval.            objective cannot be changed without share-
                                                                                    holder approval.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         Small Cap Equity Fund Y                                  Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

Primary                  The fund normally invests at least 80% of assets         The fund normally invests at least 80% of assets
investments              in stocks of small-capitalization companies              in stocks of small-capitalization companies
                         (companies in the capitalization range of the            (companies in the capitalization range of the
                         Russell 2000 Index, which was $1.5 million to            Russell 2000 Index, which was $1.5 million to
                         $3.1 billion as of February 28, 2002).                   $3.1 billion as of February 28, 2002).


                         In managing the portfolio, the managers                  In managing the portfolio, the managers empha-
                         emphasize a value-oriented approach to indi-             size a value-oriented approach to individual
                         vidual stock selection. With the aid of                  stock selection. With the aid of proprietary
                         proprietary financial models, the management             financial models, the management team looks
                         team looks for companies that are selling at             for U.S. and foreign companies that are selling at
                         what appear to be substantial discounts to their         what appear to be substantial discounts to their
                         long-term value. These companies often have              long-term value. These companies often have
                         identifiable catalysts for growth, such as new           identifiable catalysts for growth, such as new
                         products, business reorganizations, or mergers.          products, business reorganizations, or mergers.
------------------------------------------------------------------------------------------------------------------------------------
Foreign                  Each fund invests primarily in stocks of U.S. companies, but may invest up to 15% of assets in a
securities               basket of foreign securities and bonds rated as low as CC/Ca and their unrated equivalents.
and bonds                (Bonds rated below BBB/Baa are considered junk bonds.)
------------------------------------------------------------------------------------------------------------------------------------
Diversification          Each fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer. In addition, each fund cannot invest more than 5% of total assets in any one security.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives              Each fund may make limited use of certain derivatives (investments whose value is based on indexes or currencies).
------------------------------------------------------------------------------------------------------------------------------------
Temporary                In abnormal market conditions, each fund may temporarily invest extensively in investment-
defensive                grade short-term securities. In these and other cases, a fund might not achieve its goal.
positions
------------------------------------------------------------------------------------------------------------------------------------


In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Small Cap Equity Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Small Cap Equity Fund is commensurate with the amount of risk involved in the authorized investments of your fund. As the above table indicates, the investment policies and risks of the two funds are substantially similar.


SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                      Small Cap Equity Fund Y                               Small Cap Equity Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Sales charge              Shares are offered with no sales charge
------------------------------------------------------------------------------------------------------------------------------------


Distribution and          Shares are not subject to a 12b-1 distribution and service fee.
service (12b-1) fee


------------------------------------------------------------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                              Both Small Cap Equity Fund Y and Small Cap Equity Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Buying shares             Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc. After March 15, 2002, investors will not be allowed to open new accounts in Small Cap Equity Fund Y but can add to existing accounts.
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial           $10,000. No minimum investment for retirement plans with at least 350 eligible employees.
investment
------------------------------------------------------------------------------------------------------------------------------------
Exchanging                Shareholders may exchange their shares for Class I shares of other John Hancock funds, or for shares
shares                    of any John Hancock institutional fund.
------------------------------------------------------------------------------------------------------------------------------------
Selling shares            Shareholders may sell their shares by submitting a proper written or telephone request to John
                          Hancock Signature Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Net asset value           All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the
                          New York Stock Exchange, which is normally 4:00 P .M. Eastern Time.
------------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses
Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended October 31, 2001, adjusted to reflect any changes. Small Cap Equity Fund's Class I shares began operations on August 15, 2001. As a result, expenses were projected as if Class I had been in existence for the entire year. Future expenses may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses
The following expense table shows the pro forma expenses of Small Cap Equity Fund for the year ended October 31, 2001 assuming that a reorganization with Small Cap Equity Fund Y had occurred November 1, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended October 31, 2001, adjusted to reflect any changes. Small Cap Equity Fund's Class I shares began operations on August 15, 2001. As a result, expenses were projected as if Class I had been in existence for the entire year. Small Cap Equity Fund's actual expenses after the reorganization may be greater or less than those shown.

The example contained in the pro forma expense table shows what you would have paid on a $10,000 investment if the reorganization had occurred on November 1, 2000. The example assumes that you had reinvested all dividends and that the average annual return was 5%. The pro forma example is for comparison purposes only and is not a representation of Small Cap Equity Fund's actual expenses or returns, either past or future.

                                                                                                 Small Cap
                                                                                                Equity Fund
                                                                                                  Class I
                                                                                                (PRO FORMA
                                                                                               for the year
                                                                                              ended 10/31/01)
                                                                                                 (Assuming
                                                Small Cap                Small Cap           reorganization with
Shareholder                                      Equity                 Equity Fund           Small Cap Equity
transaction expenses                             Fund Y                   Class I                  Fund Y)
----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed
  on purchases (as a % of purchase
  price)                                          none                      none                    none
Maximum sales charge imposed on reinvested
  dividends                                       none                      none                    none
Maximum deferred sales charge (load) as a
  % of purchase or sale price, whichever
  is less                                         none                      none                    none
Redemption fee                                    none                      none                    none
Exchange fee                                      none                      none                    none

Annual fund operating expenses
(as a % of average net assets)
----------------------------------------------------------------------------------------------------------------
Management fee                                    0.70%                     0.70%                   0.70%
Distribution and service (12b-1) fee              none                      none                    none
Other expenses                                    0.34%                     0.13%                   0.13%
Total fund operating expenses                     1.04%                     0.83%                   0.83%
Expense reduction(1)                              0.24%                     none                    none
Net fund operating expenses                       0.80%                     0.83%                   0.83%

Expenses
----------------------------------------------------------------------------------------------------------------
Year 1                                          $   90                    $   85                  $   85
Year 3                                          $  315                    $  265                  $  265
Year 5                                          $  558                    $  460                  $  460
Year 10                                         $1,257                    $1,025                  $1,025

(1) The adviser has agreed to limit Small Cap Equity Fund Y's total operating expenses to 0.80% of the fund's average daily net assets at least until June 30, 2002.

The Reorganization
o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002, but may occur on any later date before December 31, 2002. Small Cap Equity Fund Y will transfer all of its assets to Small Cap Equity Fund. Small Cap Equity Fund will assume Small Cap Equity Fund Y's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

o Small Cap Equity Fund will issue to Small Cap Equity Fund Y Class I shares in an amount equal to the net assets attributable to Small Cap Equity Fund Y's shares. These shares will immediately be distributed to Small Cap Equity Fund Y's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of Small Cap Equity Fund Y will end up as Class I shareholders of Small Cap Equity Fund.

o     After the shares are issued, Small Cap Equity Fund Y will be terminated.

o The reorganization will not result in gain or loss to shareholders for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the material federal income tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.


The following diagram shows how the reorganization would be carried out.
                                                       -------------------------
------------------------------     Small Cap Equity      Small Cap Equity Fund
   Small Cap Equity Fund Y          Fund Y assets      receives assets & assumes
transfers assets & liabilities     and liabilities      liabilities of Small Cap
  to Small Cap Equity Fund      ----[right arrow]----        Equity Fund Y
------------------------------                         -------------------------

  -----------------------                                ---------------------
  Small Cap Equity Fund Y                                Small Cap Equity Fund
      shareholders                                       issues Class I Shares
  -----------------------                                ---------------------
          |                                                        |
          ------------------------[left arrow]----------------------
   Small Cap Equity Fund Y receives Small Cap Equity Fund Class I shares and distributes them to Small Cap Equity Fund Y shareholders

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

--------------------------------------------------------------------------------
Fund Asset Breakpoints                             Small Cap Equity Fund Y
--------------------------------------------------------------------------------
First $500 million                                          0.70%
--------------------------------------------------------------------------------
Amount over $500 million                                    0.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Small Cap Equity Fund
--------------------------------------------------------------------------------
Fund Assets                                                 0.70%
--------------------------------------------------------------------------------

Small Cap Equity Fund's management fee rate of 0.70% and its pro forma management fee rate of 0.70% are the same as your fund's management fee rate of 0.70%. Small Cap Equity Fund's other expenses of 0.13% and its pro forma other expenses of 0.13% are lower than your fund's other expenses of 0.34%. Small Cap Equity Fund's current annual expense ratio (equal to 0.83% of average net assets) and its pro forma expense ratio (equal to 0.83% of average net assets) are both slightly higher than your fund's expense ratio (equal to 0.80% of average net assets) after the expense reduction. Your fund's expense ratio before the expense reduction is 1.04% and there is no guarantee that the expense reduction will be extended beyond June 30, 2002.

INVESTMENT RISKS
The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------------------------------
                                        Small Cap Equity Fund Y                                  Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Stock market risk       The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------------------------------------------------------------------------------------------------------------
Manager risk            The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                        Small Cap Equity Fund Y                           Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment               The small capitalization value stocks in which the fund primarily invests could fall out of favor
category risk            with the market. This could cause the fund to underperform funds that focus on large or medium capitalization stocks or on growth stocks.
------------------------------------------------------------------------------------------------------------------------------------
Small and                The fund's investments in small or medium capitalization companies may be subject to larger
medium                   and more erratic price movements than investments in established large capitalization companies.
capitalization           Many smaller companies have short track records, narrow product lines or niche markets,
company risk             making them highly vulnerable to isolated business setbacks.
------------------------------------------------------------------------------------------------------------------------------------
Initial public           A significant part of the fund's return may at times be attributable to investments in IPOs. Many
offering (IPO)           IPO stocks are issued by, and involve the risks associated with, small and medium capitalization
risk                     companies.
------------------------------------------------------------------------------------------------------------------------------------
Bond risk                The credit rating of any bond in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.
------------------------------------------------------------------------------------------------------------------------------------
Foreign                  Foreign investments involve additional risks, including potentially unfavorable currency
securities risk          exchange rates, inadequate or inaccurate financial information and social or political instability.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives risk         Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity and            In a down or unstable market, the fund's investments could become harder to value accurately
valuation risks          or to sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
Turnover risk            In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION


Description of Reorganization
You are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:


o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on June 7, 2002 but may occur on any later date before December 31, 2002. Small Cap Equity Fund Y will transfer all of its assets to Small Cap Equity Fund and Small Cap Equity Fund will assume all of Small Cap Equity Fund Y's liabilities. This will result in the addition of Small Cap Equity Fund Y's assets to Small Cap Equity Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

o Small Cap Equity Fund will issue to Small Cap Equity Fund Y Class I shares in an amount equal to the net assets attributable to Small Cap Equity Fund Y's shares. As part of the liquidation of Small Cap Equity Fund Y, these shares will immediately be distributed to shareholders of record of Small Cap Equity Fund Y in proportion to their holdings on the reorganization date. As a result, shareholders of Small Cap Equity Fund Y will end up as Class I shareholders of Small Cap Equity Fund.


o After the shares are issued, the existence of Small Cap Equity Fund Y will be terminated.

Reasons for the Proposed Reorganization
The board of trustees of Small Cap Equity Fund Y believes that the proposed reorganization will be advantageous to the shareholders of Small Cap Equity Fund Y for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.


First, that Small Cap Equity Fund Y has substantially lower assets than Small Cap Equity Fund and there is limited foreseeable potential for future growth. The investment adviser has subsidized Small Cap Equity Fund Y by absorbing expenses since the inception of the fund. Without these subsidies, Small Cap Equity Fund Y would have had a higher expense ratio and lower performance.


Second, that Small Cap Equity Fund's total expenses are lower than Small Cap Equity Fund Y's total expenses before taking into account the adviser's agreement to limit Small Cap Equity Fund Y's expenses. As a result of the reorganization, shareholders of Small Cap Equity Fund Y will experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay if the expense reduction is not extended beyond June 30, 2002.

Third, that the reorganization would permit Small Cap Equity Fund Y's shareholders to pursue substantially similar investment goals in a larger fund. A larger fund should give the investment adviser greater flexibility and the ability to select a larger number of portfolio securities, resulting in increased diversification.

Fourth, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce Small Cap Equity Fund's expense ratio over time because of economies of scale if the funds are combined.

The board of trustees of Small Cap Equity Fund considered that the reorganization presents an excellent opportunity for Small Cap Equity Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Small Cap Equity Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.


Comparative Fees and Expense Ratios. As discussed above, the advisory fee rates paid by your fund are the same as the rates paid by Small Cap Equity Fund. However, without giving effect to the expense reduction, your fund's current annual expense ratio is higher than Small Cap Equity Fund's current and pro forma annual expense ratios.


Small Cap Equity Fund's management fee rate of 0.70% and pro forma management fee rate of 0.70% are the same as your fund's management fee rate of 0.70%. Small Cap Equity Fund's other expenses of 0.13% and its pro forma other expenses of 0.13% are lower than your fund's other expenses of 0.34%. Small Cap Equity Fund's current annual expense ratio (0.83% of average net assets) and pro forma expense ratio (0.83% of average net assets) are both slightly higher than your fund's current expense ratio (0.80% of average net assets) after the expense reduction. Your fund's expense ratio before the expense reduction is 1.04% and there is no guarantee that the expense reduction will be extended beyond June 30, 2002.


Comparative Performance. The trustees also considered details of the relative performance of your fund and Small Cap Equity Fund as of December 31, 2001, and determined which fund should be the surviving fund based in part on each fund's past performance record.


FURTHER INFORMATION ON EACH REORGANIZATION

Tax Status of the Reorganization
Each reorganization will not result in gain or loss for federal income tax purposes and will not take place unless both funds in each respective reorganization receive a satisfactory opinion from Hale and Dorr LLP, counsel to the Acquired Funds, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, for federal income tax purposes:

o No gain or loss will be recognized by each Acquired Fund upon (1) the transfer of all of its assets to the respective Acquiring Fund as described above or (2) the distribution by each Acquired Fund of Acquiring Fund shares to the Acquired Fund shareholders;

o No gain or loss will be recognized by each Acquiring Fund upon the receipt of each respective Acquired Fund's assets solely in exchange for the issuance of Acquiring Fund shares and the assumption of all of the Acquired Fund's liabilities by each respective Acquiring Fund;

o The basis of the assets of each Acquired Fund acquired by each respective Acquiring Fund will be the same as the basis of those assets in the hands of each respective Acquired Fund immediately before the transfer;

o The tax holding period of the assets of each Acquired Fund in the hands of each respective Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

o The shareholders of each Acquired Fund will not recognize gain or loss upon the exchange of all their shares of the Acquired Funds solely for Acquiring Fund shares as part of the reorganization;

o The basis of the Acquiring Fund shares received by Acquired Fund shareholders in the reorganization will be the same as the basis of the shares of each Acquired Fund surrendered in exchange therefor; and

o The tax holding period of the Acquiring Fund shares that Acquired Fund shareholders receive will include the tax holding period of the shares of the Acquired Fund surrendered in the exchange, provided that the shares of the Acquired Fund were held as capital assets on the reorganization date.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of each Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund(s) or deliver to your fund(s) a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund(s) may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of shares of the respective Acquiring Fund.

Shareholders may not redeem or transfer Acquiring Fund shares received in the reorganization until they have surrendered their Acquired Fund share certificates or delivered an Affidavit. The Acquiring Funds will not issue share certificates in the reorganization.

Conditions to Closing each Reorganization. The obligation of each Acquired Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the corresponding Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 6).

The obligation of each Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including each corresponding Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from each respective Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of each respective Acquired and Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Funds' declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph 8).

Termination of Agreement. The board of trustees of each respective Acquired Fund or Acquiring Fund may terminate the Agreement (even if the shareholders of an Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.


Expenses of the Reorganization. John Hancock Advisers, LLC will pay each Acquired Fund's reorganization costs and International Fund's reorganization costs, and each other Acquiring Fund will pay its own costs incurred in connection with entering into and carrying out the provisions of the Agreements, whether or not a reorganization occurs. The expenses for each fund are estimated to be approximately $14,600 for Active Bond Fund and $12,200 for Bond Fund; $14,000 for Independence Balanced Fund and $12,000 for Balanced Fund; $14,000 for International Equity Fund and $12,000 for International Fund; $14,000 for Medium Capitalization Growth Fund and $12,000 for Mid Cap Growth Fund; and $14,200 for Small Cap Equity Fund Y and $12,000 for Small Cap Equity Fund.


CAPITALIZATION

With respect to each Proposal, the following tables set forth the capitalization of each fund as of the date specified for each proposal, and the pro forma combined capitalization of both funds as if each reorganization had occurred on that date. If a reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between the date specified and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.


It is impossible to predict how many shares of each Acquiring Fund will actually be received and distributed by each corresponding Acquired Fund on the reorganization date. The tables should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed. Net assets for each fund are disclosed on the fund level. The net asset value per share and shares outstanding are referenced for each fund's institutional class. However, with respect to Balanced Fund, International Fund and Mid Cap Growth Fund, the net asset value per share is referenced for Class A shares, as Class I shares were not operational as of the date specified in the tables.

-------------------------------------------------------------------------------------------------------------------
Proposal 1*                                   Active Bond Fund                Bond Fund                   Pro Forma
-------------------------------------------------------------------------------------------------------------------
Net assets (millions)                                 $9.2                    $1,452.2                    $1,461.4
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                            $8.73                      $14.95                      $14.95
-------------------------------------------------------------------------------------------------------------------
Shares outstanding                               1,055,248                         668                     616,933
-------------------------------------------------------------------------------------------------------------------

*If the reorganization had taken place on November 30, 2001.

The table reflects pro forma exchange ratios of approximately 0.584 Class I shares of Bond Fund being issued for each share of Active Bond Fund.

-------------------------------------------------------------------------------------------------------------------
Proposal 2*                                     Independence                Balanced Fund                 Pro Forma
                                               Balanced Fund
-------------------------------------------------------------------------------------------------------------------
Net assets (millions)                                $16.9                      $184.4                      $201.3
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                            $9.25                      $12.02                      $12.02
-------------------------------------------------------------------------------------------------------------------
Shares outstanding                               1,828,918                          --                   1,406,438
-------------------------------------------------------------------------------------------------------------------

*If the reorganization had taken place on December 31, 2001.

The table reflects pro forma exchange ratios of approximately 0.769 Class I shares of Balanced Fund being issued for each share of Independence Balanced Fund.

-------------------------------------------------------------------------------------------------------------------
Proposal 3*                                     International             International Fund              Pro Forma
                                                 Equity Fund
-------------------------------------------------------------------------------------------------------------------
Net assets (millions)                                 $4.1                       $15.0                       $19.1
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                            $6.42                       $6.18                       $6.18
-------------------------------------------------------------------------------------------------------------------
Shares outstanding                                 641,104                          --                     666,715
-------------------------------------------------------------------------------------------------------------------

*If the reorganization had taken place on October 31, 2001.

The table reflects pro forma exchange ratios of approximately 1.039 Class I shares of International Fund being issued for each share of International Equity Fund.

-------------------------------------------------------------------------------------------------------------------
Proposal 4*                                  Medium Capitalization            Mid Cap                    Pro Forma
                                                  Growth Fund               Growth Fund
-------------------------------------------------------------------------------------------------------------------
Net assets (millions)                                 $5.2                      $189.3                      $194.5
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                            $7.23                       $7.66                       $7.66
-------------------------------------------------------------------------------------------------------------------
Shares outstanding                                 712,450                          --                     672,553
-------------------------------------------------------------------------------------------------------------------

*If the reorganization had taken place on October 31, 2001.

The table reflects pro forma exchange ratios of approximately 0.944 Class I shares of Mid Cap Growth Fund being issued for each share of Medium Capitalization Growth Fund.

-------------------------------------------------------------------------------------------------------------------
Proposal 5*                                   Small Cap Equity                Small Cap                   Pro Forma
                                                  Fund Y                     Equity Fund
------------------------------------------------------------------------------------------------------------------
Net assets (millions)                                $27.1                      $732.8                      $759.9
------------------------------------------------------------------------------------------------------------------
Net asset value per share                           $10.39                      $16.61                      $16.61
------------------------------------------------------------------------------------------------------------------
Shares outstanding                               2,609,663                         489                   1,631,528
------------------------------------------------------------------------------------------------------------------


*If the reorganization had taken place on October 31, 2001.

The table reflects pro forma exchange ratios of approximately 0.625 Class I shares of Small Cap Equity Fund being issued for each share of Small Cap Equity Fund Y.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

--------------------------------------------------------------------------------
Type of Information                Headings in Each Prospectus
--------------------------------------------------------------------------------
Investment objective and           Goal and Strategy/Main Risks
policies
--------------------------------------------------------------------------------
Portfolio management               Portfolio Management
--------------------------------------------------------------------------------
Expenses                           Your Expenses
--------------------------------------------------------------------------------
Eligible Investors                 Who Can Buy Shares
--------------------------------------------------------------------------------
Purchase of shares                 Your Account: Opening an Account, Buying
                                   Shares, Transaction Policies
--------------------------------------------------------------------------------
Redemption or sale of shares       Your Account: Selling shares, Transaction
                                   Policies
--------------------------------------------------------------------------------
Dividends, distributions           Dividends and Account Policies
and taxes
--------------------------------------------------------------------------------

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of each Acquired Fund, including the trustees who are not "interested persons" of either fund in each proposed reorganization or the adviser ("independent trustees"), approved the reorganizations. In particular, the trustees determined that each reorganization is in the best interests of each Acquired Fund and that the interests of Acquired Fund shareholders would not be diluted as a result of any of the reorganizations. Similarly, the board of trustees of each Acquiring Fund, including the independent trustees, approved the reorganizations. They also determined that each reorganization is in the best interests of the Acquiring Funds and that the interests of Acquiring Fund shareholders would not be diluted as a result of any of the reorganizations.

               The trustees of each Acquired Fund recommend that
          shareholders of each Acquired Fund vote for the proposal to approve the appropriate Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of each proposal described above requires the affirmative vote of a majority of the shares of each Acquired Fund outstanding and entitled to vote on each respective proposal. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of :

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2)   more than 50% of the outstanding shares of the fund.

-----------------------------------------------------------------------------------------------------------------------------------
Shares                        Quorum                       Voting
-----------------------------------------------------------------------------------------------------------------------------------
In general                    All shares "present" in      Shares "present" in person will be voted in person at the meeting.
                              person or by proxy are       Shares "present" by proxy will be voted in accordance with instructions.
                              counted towards a quorum.
-----------------------------------------------------------------------------------------------------------------------------------
Proxy with no voting          Considered "present" at      Voted "for" a proposal.
instruction (other than       meeting.
broker non-vote)
-----------------------------------------------------------------------------------------------------------------------------------
Broker non-vote               Considered "present" at      Not voted. Same effect as a vote "against" a proposal.
                              meeting.
-----------------------------------------------------------------------------------------------------------------------------------
Vote to abstain               Considered "present" at      Not voted. Same effect as a vote "against" a proposal.
                              meeting.
-----------------------------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to a proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.

INFORMATION CONCERNING THE MEETING


Solicitation of Proxies
In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services has agreed to provide proxy solicitation services to each Acquired Fund.


Revoking Proxies
Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:


o By filing a written notice of revocation with the Acquired Funds' transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1001, Boston, Massachusetts 02217-1001, or


o By returning a duly executed proxy with a later date before the time of the meeting, or

o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum
As of March 15, 2002 (the "record date"), the number of shares of beneficial interest of each Acquired Fund outstanding were as follows:


--------------------------------------------------------------------------------
FUND                                                         SHARES OUTSTANDING
--------------------------------------------------------------------------------
Active Bond Fund                                                  973,923
--------------------------------------------------------------------------------
Independence Balanced Fund                                        1,621,698
--------------------------------------------------------------------------------
International Equity Fund                                         261,723
--------------------------------------------------------------------------------
Medium Capitalization Growth Fund                                 717,445
--------------------------------------------------------------------------------
Small Cap Equity Fund Y                                           2,939,365
--------------------------------------------------------------------------------

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of each Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business
Each Acquired Fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposals. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments
If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of an Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone Voting
In addition to soliciting proxies by mail, by fax or in person, your fund(s) may also arrange to have votes recorded by telephone by officers and employees of your fund(s) or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

o A shareholder will be called on a recorded line at the telephone number in a fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting
You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

o     Read the proxy statement and have your proxy card(s) at hand.

o     Go to the Web site www.jhancock.com/funds/vote.html.

o     Select the shareholder entryway.

o     Select the proxy-voting link for your Fund(s).

o     Enter the "control number" found on your proxy card.

o Follow the instructions on the Web site. Please call us at 1-800-755-4371 if you have any problems.

o To insure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by email if chosen.

Shareholders' Proposals
The Funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective Funds must submit the proposal in writing, so that it is received by the appropriate fund at 101 Huntington Avenue, Boston, Massachusetts 02199 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of March 15, 2002, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:


------------------------------------------------------------------------------------------------------------------------------------
Names and Addresses of Owners of More Than 5% of Shares
------------------------------------------------------------------------------------------------------------------------------------
Proposal 1                                                                                        Active Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
The Chase Manhattan Bank -- TTEE                                                                        39.85%
FBO ZAPCO
450 West 33rd Street,
15th Floor New York, NY
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  26.75%
FBO The Investment Incentive Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   7.37%
FBO Manistique Paper Inc. 401k
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   6.69%
FBO Arden Group 401k Retirement Savings Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Names and Addresses of Owners of More Than 5% of Shares (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class A    Class B      Class C      Class I
------------------------------------------------------------------------------------------------------------------------------------
MLPF & S for the Sole Benefit of Its Customers                                            --       23.48%       34.72%          --
Attn: Fund Administration 973R9
4800 Deerlake Drive East, 2nd Fl
Jacksonville, FL
------------------------------------------------------------------------------------------------------------------------------------
John Hancock Advisers, LLC                                                                --          --           --        100.0%*
101 Huntington Avenue
Boston, MA
------------------------------------------------------------------------------------------------------------------------------------
Proposal 2                                                                                   Independence Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  17.28%
FBO Dan River Inc. Salary 401k Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  12.03%
FBO ACP-ASIM A
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  10.43%
FBO Cape Ann Local Lodge #2654
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  10.07%
FBO Health Consultants Retirement Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   7.10%
FBO Derlan Precision Gear Vol. Savings
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   5.79%
FBO Savings Plan for EE's of Texon USA
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   5.68%
FBO Manistique Paper Inc. 401k
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------

*Represents $1,000 initial investment in Class I shares.

------------------------------------------------------------------------------------------------------------------------------------
Names and Addresses of Owners of More Than 5% of Shares (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Independence Balanced Fund
                                                                                                      (continued)
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   5.47%
FBO Chautauqua Airlines Inc. 401k
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class A    Class B      Class C      Class I
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                   5.86%       --           --          --
FBO Mercury General Corp. 401k Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
John Hancock Advisers, LLC                                                                 --        --           --         100%*
101 Huntington Avenue
Boston, MA
------------------------------------------------------------------------------------------------------------------------------------
Proposal 3                                                                                    International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  50.54%
FBO The Investment Incentive Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  22.84%
FBO Savings Plan for EE's of Texon USA
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   8.49%
FBO One Color Comm 401k
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   6.59%
FBO Manistique Paper Inc. 401k
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   5.07%
FBO Health Consultants Retirement Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------

*Represents $1,000 initial investment in Class I shares.

------------------------------------------------------------------------------------------------------------------------------------
Names and Addresses of Owners of More Than 5% of Shares (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    International Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class A    Class B      Class C      Class I
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                   5.71%       --           --          --
FBO Champion Energy Corp.
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
MLPF & S for the Sole Benefit of Its Customers                                             --     15.86%          --          --
Attn: Fund Administration 973R9
4800 Deerlake Drive East, 2nd Fl
Jacksonville, FL
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                     --        --        15.52%         --
FBO Merchants & Manufacturers
Bancorp Retirement Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                     --        --         5.24%         --
FBO Starry Associates Retirement Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
John Hancock Advisers, LLC                                                                 --        --           --         100%*
101 Huntington Avenue
Boston, MA
------------------------------------------------------------------------------------------------------------------------------------
Proposal 4                                                                                Medium Capitalization Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  53.39%
FBO The Investment Incentive Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  13.34%
FBO Savings Plan for EE's of Texon USA
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   8.12%
FBO One Color Comm 401k
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                   6.33%
FBO Health Consultants Retirement Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------

*Represents $1,000 initial investment in Class I shares.

------------------------------------------------------------------------------------------------------------------------------------
Names and Addresses of Owners of More Than 5% of Shares (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class A    Class B      Class C      Class I
------------------------------------------------------------------------------------------------------------------------------------
MLPF & S for the Sole Benefit of Its Customers                                             --      6.58%       10.69%         --
Attn: Fund Administration 973R9
4800 Deerlake Drive East, 2nd Fl
Jacksonville, FL
------------------------------------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette Securities Corp. Inc.                                            --        --         5.22%         --
P.O. Box 2052
Jersey City, NJ
------------------------------------------------------------------------------------------------------------------------------------
John Hancock Advisers, LLC                                                                 --        --           --         100%*
101 Huntington Avenue
Boston, MA
------------------------------------------------------------------------------------------------------------------------------------
Proposal 5                                                                                     Small Cap Equity Fund Y
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Institutional Operations Co.                                                       73.77%
(FIIOC) -- As Agent for Certain Employee Benefit Plans
100 Magellan Way #KW1C
Covington, KY
------------------------------------------------------------------------------------------------------------------------------------
Sterling Trust Company                                                                                  15.20%
FBO The Investment Incentive Plan
1380 Lawrence Street, Ste 1400
Denver, CO
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class A    Class B      Class C      Class I
------------------------------------------------------------------------------------------------------------------------------------
MLPF & S for the Sole Benefit of Its Customers                                          14.36%    19.28%       19.69%         --
Attn: Fund Administration 973R9
4800 Deerlake Drive East, 2nd Fl
Jacksonville, FL
------------------------------------------------------------------------------------------------------------------------------------
John Hancock Advisers, LLC                                                                 --        --           --         100%*
101 Huntington Avenue
Boston, MA
------------------------------------------------------------------------------------------------------------------------------------


*Represents $1,000 initial investment in Class I shares.

As of March 15, 2002, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

EXPERTS


The financial statements and the financial highlights of the Acquiring Funds for the period ended October 31, 2001 for International Fund, Mid Cap Growth Fund and Small Cap Equity Fund, November 30, 2001 and May 31, 2001 for Bond Fund, and December 31, 2001 for Balanced Fund, and the financial statements and financial highlights for each Acquired Fund for the period ended August 31, 2001 and for the period ended February 28, 2001 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for each Acquired Fund for the period ended February 28, 2001 have been independently audited by Deloitte & Touche LLP; for Balanced Fund, for the period ended December 31, 2001, Bond Fund, for the period ended May 31, 2001, and Small Cap Equity Fund, for the period ended October 31, 2001, by Ernst & Young, LLP; and for International Fund and Mid Cap Growth Fund for the period ended October 31, 2001 by PricewaterhouseCoopers, LLP as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.


AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 1st day of March, 2002, by and between ______________________ (the "Acquiring Fund"), a series of _________________________, a Massachusetts business trust (the "Trust"), and _________________________ (the "Acquired Fund"), a series of John Hancock Institutional Series Trust, a Massachusetts business trust (the "Trust II"), each with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of Class I Shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest of the Acquired Fund, as of the close of business on June 7, 2002 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

1.8 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1 The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3. CLOSING AND CLOSING DATE

3.1 The Closing Date shall be June 7, 2002 or such other date on or before December 31, 2002 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Trust and the Trust II, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2002, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATIONS AND WARRANTIES

4.1 The Trust II on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

      (a) The Trust II is a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust II nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

      (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust II;

      (c) The Trust II and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust II's Declaration of Trust, as amended and restated (the "Trust II's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquired Fund is a party or by which it is bound;

      (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

      (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

      (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of _________________ and the related statement of operations (copies of which have been furnished to the Acquiring Fund) and the unaudited statements as of ___________________, present fairly in all material respects the financial condition of the Acquired Fund as of ________________ and ________________ and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

      (g) since ________________, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurring by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

      (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

      (i) The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

      (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

      (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

      (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

      (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

      (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph
            5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

      (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

      (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

      (q) The prospectus of the Acquired Fund, dated ______________ (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

      (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to
            Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing

            Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.2 The Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

      (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

      (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;

      (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, each dated ______________, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      (d) At the Closing Date, the Trust on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

      (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

      (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

      (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of ______________ and the related statement of operations (copies of which have been furnished to the Acquired Fund) and the unaudited statements as of ________________, present fairly in all material respects the financial condition of the Acquiring Fund as of _______________ and _______________ and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

      (h) Since _______________, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

      (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

      (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

      (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

      (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

      (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

      (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to
            Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 Except as expressly contemplated herein to the contrary, the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

5.2 The Trust II will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 The Trust II on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.6 The Trust II on behalf of the Acquired Fund shall furnish to the Trust on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

5.7 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

5.8 The Trust II on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND

The obligations of the Trust II on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Trust II on behalf of the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust II on behalf of the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquired Fund shall reasonably request; and

6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Trust II on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

7.3 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Acquired Fund, in form and substance satisfactory to the Trust on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND AND THE TRUST ON BEHALF OF THE ACQUIRING FUND

The obligations hereunder of the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund are each subject to the further conditions that on or before the Closing Date:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust II's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust on behalf of the Acquiring Fund;

8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust II or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust II nor the Trust may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

9.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

      (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

      (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

      (c) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

      (d) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Trust II, or the Acquired Fund, or the Trustees or officers of the Trust or the Trust II, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust
II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention:
President, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: Pamela J. Wilson, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by on or behalf of the Acquiring Fund or the Acquired Fund under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.

                    _______________________________________________ on behalf of

                    _______________________________________________

                    By:

                    _______________________________________________
                                    Maureen R. Ford
                    Chairman, President and Chief Executive Officer


                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST on behalf of

                    _______________________________________________

                    By:

                    _______________________________________________
                                    Susan S. Newton
                          Senior Vice President and Secretary

                                     Thank
                                      You
                                  for mailing
                                your proxy card
                                   promptly!


John Hancock(R) LOGO     John Hancock Funds, LLC      Mutual Funds
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                         www.jhfunds.com                             K00PX  4/02

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


JOHN HANCOCK SMALL CAP EQUITY FUND Y
SPECIAL MEETING OF SHAREHOLDERS - MAY 29, 2002
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

         The undersigned, revoking previous proxies, hereby appoint(s) Maureen
R. Ford, Susan S. Newton and William H. King, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Small Cap Equity Fund Y ("Small Cap Equity Fund Y") which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of Small Cap Equity Fund Y to be held at 101 Huntington Avenue, Boston, Massachusetts, on May 29, 2002 at 9:00 a.m., Boston time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated April 15, 2002 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal.

                                     Date                               , 2002

                                     PLEASE SIGN, DATE AND RETURN
                                     PROMPTLY IN THE ENCLOSED ENVELOPE


                                     -------------------------------------------

                                     -------------------------------------------
                                                   Signature(s)
                                     NOTE: Signature(s) should
                                     agree with the name(s)
                                     printed herein. When
                                     signing as attorney,
                                     executor, administrator,
                                     trustee or guardian, please
                                     give your full name as
                                     such. If a corporation,
                                     please sign in full
                                     corporate name by president
                                     or other authorized
                                     officer. If a partnership,
                                     please sign in partnership
                                     name by authorized person.

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


               PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW

THIS PROXY WILL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

(1) To approve an Agreement and Plan of Reorganization between John Hancock Small Cap Equity Fund Y ("Small Cap Equity Fund Y") and John Hancock Small Cap Equity Fund ("Small Cap Equity Fund"). Under this Agreement, Small Cap Equity Fund Y would transfer all of its assets to Small Cap Equity Fund in exchange for Class I shares of Small Cap Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Small Cap Equity Fund Y. Small Cap Equity Fund will also assume Small Cap Equity Fund Y's liabilities.

         FOR      |_|               AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

                                                                 ---------------
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Proxy Control Number in the area below.  Your Internet Voting Control Number is
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your voting instructions separately for each such distinct Control Number.

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


John Hancock Institutional Series Trust Proxy                    PROXY DIRECT TM
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Shareholder:     ALAMO SAMPLE CARD
                 280 OSER AVE
                 HAUPPAUGE, NY 11788

Acount:          123456789 / 271-XXXX-              John Hancock
                 XXXX-123                         ------------------
                                                  JOHN HANCOCK FUNDS
Previous vote:   No Previous Vote Collected



---------------------------------------------------------------------------------------------------------------
                       Applicable Campaign Proposals                Mark All    (For)     (Against)   (Board)
---------------------------------------------------------------------------------------------------------------
1   JOHN HANCOCK ACTIVE BOND FUND                                               o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Active Bond Fund ("Active Bond Fund") and John Hancock Bond Fund ("Bond
    Fund"). Under this Agreement, Active Bond Fund would transfer all of its assets to Bond Fund in exchange for Class I shares of Bond Fund.
    These shares will be distributed proportionately to you and the other shareholders of Active Bond Fund. Bond Fund will also assume Active
    Bond Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
1   JOHN HANCOCK CORE GROWTH FUND                                               o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Growth Fund ("Core Growth Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Growth Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Growth Fund. Core Equity Fund will also assume Core Growth Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK INDEPENDENCE BALANCED FUND                                     o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Independence Balanced Fund ("Independence Balanced Fund") and John
    Hancock Balanced Fund ("Balanced Fund"). Under this Agreement,
    Independence Balanced Fund would transfer all of its assets to Balanced
    Fund in exchange for Class I shares of Balanced Fund. These shares will be distributed proportionately to you and the other shareholders of
    Independence Balanced Fund. Balanced Fund will also assume Independence
    Balanced Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK CORE VALUE FUND                                                o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Value Fund ("Core Value Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Value Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Value Fund. Core Equity Fund will also assume Core Value Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
3   JOHN HANCOCK INTERNATIONAL EQUITY FUND                                      o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    International Equity Fund ("International Equity Fund") and John
    Hancock International Fund ("International Fund"). Under this
    Agreement, International Equity Fund would transfer all of its assets to International Fund in exchange for Class I shares of International
    Fund. These shares will be distributed proportionately to you and the other shareholders of International Equity Fund. International Fund
    will also assume International Equity Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
4   JOHN HANCOCK MEDIUM CAPITALIZATION GROWTH FUND                              o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Medium Capitalization Growth Fund ("Medium Capitalization Growth Fund")
    and John Hancock Mid Cap Growth Fund ("Mid Cap Growth Fund"). Under
    this Agreement, Medium Capitalization Growth Fund would transfer all of its assets to Mid Cap Growth Fund in exchange for Class I shares of Mid
    Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of Medium Capitalization Growth Fund.
    Mid Cap Growth Fund will also assume Medium Capitalization Growth
    Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
5   JOHN HANCOCK SMALL CAP EQUITY FUND                                          o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Small Cap Equity Fund Y ("Small Cap Equity Fund Y") and John Hancock
    Small Cap Equity Fund ("Small Cap Equity Fund"). Under this Agreement,
    Small Cap Equity Fund Y would transfer all of its assets to Small Cap
    Equity Fund in exchange for Class I shares of Small Cap Equity Fund.
    These shares will be distributed proportionately to you and the other shareholders of Small Cap Equity Fund Y. Small Cap Equity Fund will also assume Small Cap Equity Fund Y's liabilities.
---------------------------------------------------------------------------------------------------------------
                                                             Voting Instructions
                                                             -------------------

Enter your e-mail address here if you would like an email confirmation of your
vote.  [               ]

i Answers have been marked acording to your last recorded vote. Please change
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


John Hancock Institutional Series Trust Proxy                    PROXY DIRECT TM
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                                  John Hancock
                               ------------------
                               JOHN HANCOCK FUNDS

Thank you. Your voting instructions have been submitted for processing.

If necessary, you can revisit Internet Voting site any time before the Meeting
Date on Saturday, October 4, 2002 at 10:00 AM [ET] to submit new voting instructions.

This is the summary of your voting instructions delivered to John Hancock Funds.
It is not a receipt or vote confirmation. You may print this page for your records.

Instructions submitted on Tuesday March 5, 2002
Transaction Code: 2341234123-963381236



1   JOHN HANCOCK ACTIVE BOND FUND                                               Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Active Bond Fund ("Active Bond Fund") and John Hancock Bond Fund ("Bond
    Fund"). Under this Agreement, Active Bond Fund would transfer all of its assets to Bond Fund in exchange for Class I shares of Bond Fund.
    These shares will be distributed proportionately to you and the other shareholders of Active Bond Fund. Bond Fund will also assume Active
    Bond Fund's liabilities.
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1   JOHN HANCOCK CORE GROWTH FUND                                               Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Growth Fund ("Core Growth Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Growth Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Growth Fund. Core Equity Fund will also assume Core Growth Fund's liabilities.
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2   JOHN HANCOCK INDEPENDENCE BALANCED FUND                                     Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Independence Balanced Fund ("Independence Balanced Fund") and John
    Hancock Balanced Fund ("Balanced Fund"). Under this Agreement,
    Independence Balanced Fund would transfer all of its assets to Balanced
    Fund in exchange for Class I shares of Balanced Fund. These shares will be distributed proportionately to you and the other shareholders of
    Independence Balanced Fund. Balanced Fund will also assume Independence
    Balanced Fund's liabilities.
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2   JOHN HANCOCK CORE VALUE FUND                                                Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Value Fund ("Core Value Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Value Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Value Fund. Core Equity Fund will also assume Core Value Fund's liabilities.
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3   JOHN HANCOCK INTERNATIONAL EQUITY FUND                                      Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    International Equity Fund ("International Equity Fund") and John
    Hancock International Fund ("International Fund"). Under this
    Agreement, International Equity Fund would transfer all of its assets to International Fund in exchange for Class I shares of International
    Fund. These shares will be distributed proportionately to you and the other shareholders of International Equity Fund. International Fund
    will also assume International Equity Fund's liabilities.
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4   JOHN HANCOCK MEDIUM CAPITALIZATION GROWTH FUND                              Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Medium Capitalization Growth Fund ("Medium Capitalization Growth Fund")
    and John Hancock Mid Cap Growth Fund ("Mid Cap Growth Fund"). Under
    this Agreement, Medium Capitalization Growth Fund would transfer all of its assets to Mid Cap Growth Fund in exchange for Class I shares of Mid
    Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of Medium Capitalization Growth Fund.
    Mid Cap Growth Fund will also assume Medium Capitalization Growth
    Fund's liabilities.
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5   JOHN HANCOCK SMALL CAP EQUITY FUND                                          Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Small Cap Equity Fund Y ("Small Cap Equity Fund Y") and John Hancock
    Small Cap Equity Fund ("Small Cap Equity Fund"). Under this Agreement,
    Small Cap Equity Fund Y would transfer all of its assets to Small Cap
    Equity Fund in exchange for Class I shares of Small Cap Equity Fund.
    These shares will be distributed proportionately to you and the other shareholders of Small Cap Equity Fund Y. Small Cap Equity Fund will also assume Small Cap Equity Fund Y's liabilities.
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

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


                                     Part B

                       Statement of Additional Information

                       JOHN HANCOCK SMALL CAP EQUITY FUND
               (the "Acquiring Fund", and a series of John Hancock
                         Investment Trust II)

                      JOHN HANCOCK SMALL CAP EQUITY FUND Y
               (the "Acquired Fund", and a series of John Hancock
                              Institutional Series)

                              101 Huntington Avenue
                                Boston, MA 02199
                                 1-800-225-5291

                                 April 15, 2002

This Statement of Additional Information provides additional information and is not a prospectus. It should be read in conjunction with the related proxy statement and prospectus that is also dated April 15, 2002. This Statement of Additional Information provides additional information about John Hancock Small Cap Equity Fund and the Fund that it is acquiring, John Hancock Small Cap Equity Fund Y. Please retain this Statement of Additional Information for future reference. A copy of the proxy statement and prospectus can be obtained free of charge by calling John Hancock Signature Services, Inc., at 1-800-225-5291.

                                Table Of Contents

                                                                            Page
Introduction                                                                  3
Note Regarding Pro Forma Financial Information                                3
Additional Information about the Acquiring Fund                               3
General Information and History                                               3
Investment Objective and Policies                                             3
Management of the Acquiring Fund                                              3
Control Persons and Principal Holders of Shares                               3
Investment Advisory and Other Services                                        3
Brokerage Allocation                                                          3
Capital Stock and Other Securities                                            3
Purchase, Redemption and Pricing of Acquiring Fund Shares                     3
Tax Status                                                                    4
Underwriters                                                                  4
Calculation of Performance Data                                               4
Financial Statements                                                          4
                                                                              4
Additional Information about the Acquired Fund
General Information and History                                               4
Investment Objective and Policies                                             4
Management of the Acquired Fund                                               4
Investment Advisory and Other Services                                        4
Brokerage Allocation                                                          4
Capital Stock and Other Securities                                            4
Purchase, Redemption and Pricing of Acquired Fund Shares                      5
Tax Status                                                                    5
Underwriters                                                                  5
Calculation of Performance Data                                               5
Financial Statements                                                          5

Exhibits

A - Statement of Additional Information, dated March 1, 2002, of the Acquiring Fund including audited financial statements as of October 31, 2001.

B - Statement of Additional Information, dated April 5, 2002, of the Acquired Fund including unaudited financial statements as of August 31, 2001 and audited financial statements as of February 28, 2001.

                                  INTRODUCTION

This Statement of Additional Information ("SAI") is intended to supplement the information provided in a proxy statement and prospectus dated April 15, 2002 . The proxy statement and prospectus has been sent to the shareholders of the Acquired Fund in connection with the solicitation by the Trustees of the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on May 29, 2002. This Statement of Additional Information incorporates by reference the Statement of Additional Information of the Acquiring Fund, dated March 1, 2002, and the Statement of Additional Information of the Acquired Fund, dated April 5, 2002. The SAI for the Acquiring Fund and the SAI for the Acquired Fund are included with this Statement of Additional Information.

                 NOTE REGARDING PRO FORMA FINANCIAL INFORMATION

In accordance with Item 14(a)(2) of Form N-14, pro forma financial statements were not prepared for the proposed reorganization of the Acquired Fund into the Acquiring Fund, since the net asset value of the Acquired Fund did not exceed ten percent of the net asset value of the Acquiring Fund on February 12, 2002.

                 Additional Information About the Acquiring Fund
                 -----------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquiring Fund generally and its history, see "Organization of the Fund" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Objective and Policies
---------------------------------
For additional information about the Acquiring Fund's investment objective, policies and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquiring Fund SAI attached hereto as Exhibit A.

Management of the Acquiring Fund
--------------------------------
For additional information about the Acquiring Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquiring Fund SAI attached hereto as Exhibit A.

Control Persons and Principal Holders of Shares
-----------------------------------------------
For additional information about control persons of the Acquiring Fund and principal holders of shares of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquiring Fund's investment adviser, custodian, transfer agent and independent accounts, see "Investment Advisory and Other Services", "Distribution Contracts", "Transfer Agent Services", "Custody of Portfolio", and "Independent Auditors" in the Acquiring Fund SAI attached hereto as Exhibit A.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquiring Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Fund SAI attached hereto as Exhibit A.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquiring Fund's shares of beneficial interest, see "Description of the Fund's Shares" in the Acquiring Fund SAI attached hereto as Exhibit A.

Purchase, Redemption and Pricing of Acquiring Fund Shares
---------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquiring Fund's shares, see "Net Asset Value", "Sales Compensation", "Special Redemptions", "Additional Services and Programs", and "Purchase and Redemptions through Third Parties" in the Acquiring Fund SAI attached hereto as Exhibit A.

Tax Status
----------
For additional information about the tax status of the Acquiring Fund, see "Tax Status" in the Acquiring Fund SAI, attached hereto as Exhibit A..

Underwriters
------------
For additional information about the Acquiring Fund's principal underwriter and the distribution contract between the principal underwriter and the Acquiring Fund, see "Distribution Contracts" in the Acquiring Fund SAI attached hereto as Exhibit A.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquiring Fund, see "Calculation of Performance" in the Acquiring Fund SAI attached hereto as Exhibit A.

Financial Statements
--------------------
Audited annual financial statements of the Acquiring Fund at October 31, 2001 are attached to the Acquiring Fund SAI, which is attached hereto as Exhibit A.


                 Additional Information About the Acquired Fund
                 ----------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquired Fund generally and its history, see "Organization of the Fund" in the Acquired Fund SAI attached hereto as Exhibit B.

Investment Objective and Policies
---------------------------------
For additional information about the Acquired Fund's investment objectives, policies and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquired Fund SAI attached hereto as Exhibit B.

Management of Acquired Fund
---------------------------
For additional information about the Acquired Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquired Fund SAI attached hereto as Exhibit B.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquired Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Transfer Agent Services", "Custody of Portfolio" and "Independent Auditors" in the Acquired Fund SAI attached hereto as Exhibit B.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund SAI attached hereto as Exhibit B..

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquired Fund's shares of beneficial interest, see "Description of the Fund's Shares" in the Acquired Fund SAI attached hereto as Exhibit B.

Purchase, Redemption and Pricing of Acquired Fund Shares
--------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquired Fund's shares, see "Net Asset Value", "Sales Compensation", "Additional Services and Programs", "Special Redemptions" and "Purchases and Redemptions Through Third Parties" in the Acquired Fund SAI attached hereto as Exhibit B.

Tax Status
----------
For additional information about the tax status of the Acquired Fund, see "Tax Status" in the Acquired Fund SAI attached hereto as Exhibit B.

Underwriters
------------
For additional information about the Acquired Fund's principal underwriter and the distribution contract between the principal underwriter and the Acquired Fund, see "Distribution Contracts" in the Acquired Fund SAI attached hereto as Exhibit B.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquired Fund, see "Calculation of Performance" in the Acquired Fund SAI attached hereto as Exhibit B.

Financial Statements
--------------------

Audited annual financial statements of the Acquired Fund at February 28, 2001 and unaudited semi-annual financial statements as of August 31, 2001 are attached to the Acquired Fund SAI, which is attached hereto as Exhibit B.



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